UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.

(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100 West Conshohocken, PA	19428
(Address of chief executive offices)	(Zip code)

Richard J. Flannery
President and Chief Executive Officer
TIFF Investment Program, Inc.
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428

with a copy to:
Bruce G. Leto
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000
Date of fiscal year end:	12/31/10
Date of reporting period:	01/01/10 – 06/30/10

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/10 through 06/30/10 is filed herewith)

SEMI-ANNUAL REPORT
June 30, 2010 (unaudited)	A Report of the TIFF INVESTMENT PROGRAM
About TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) comprises a family of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

MAF, IEF, and USEF operate primarily on a multi-manager basis. With respect to such funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors, and for MAF, TAS has responsibility for the all important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of the fund's assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2010. Discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

For Further Information

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 30, 2010

Copyright © 2010 ■ All rights reserved ■ This report may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund
June 30, 2010
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense*			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During the Period 1/1/10 – 6/30/10	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During the Period 1/1/10 – 6/30/10
1) Actual	$1,000	$984.60	$4.08	$1,000	$984.60	$3.84
2) Hypothetical	$1,000	$1,020.68	$4.16	$1,000	$1,020.93	$3.91
*	Expenses are equal to the fund’s annualized expense ratio of 0.83% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.78%. The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
**	Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

Pro Forma Expense Information

As described in the section of this report entitled Approval of the New Money Manager Agreements, the Board approved a new money manager agreement for Multi-Asset Fund with new money manager, Mission Value Partners, LLC, effective June 1, 2010. Had Mission Value Partners, LLC served as a money manager for MAF during the full six-month period under the new arrangements (see Note 4 to the Financial Statements), the annualized expense ratio including interest and dividend expense would have been 0.85% and the expenses paid under the actual and hypothetical scenarios would have been $4.18 and $4.26, respectively. Excluding interest and dividend expense, pro forma expenses incurred by the fund would have been 0.81% and the expenses paid under the actual and hypothetical scenarios would have been $3.99 and $4.06, respectively. This pro forma expense information includes only the effects of the base fee portion of the new Money Manager Agreement fee schedule, not the performance fee portion. The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

TIFF Multi-Asset Fund
June 30, 2010
Financial Highlights

	Six Months Ended 6/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
For a share outstanding throughout each period
Net asset value, beginning of period	$14.39		$11.70	$16.65	$16.29	$14.92	$14.24
Income (loss) from investment operations
Net investment income (a)	0.10		0.18	0.40	0.44	0.36	0.26
Net realized and unrealized gain (loss) on investments	(0.33)		3.10	(4.68)	1.73	2.03	1.38
Total from investment operations	(0.23)		3.28	(4.28)	2.17	2.39	1.64
Less distributions from
Net investment income	(0.10)		(0.61)	(0.37)	(0.80)	(0.49)	(0.45)
Net realized gains	—		—	(0.05)	(1.03)	(0.56)	(0.53)
Return of capital	—		—	(0.28)	—	—	—
Total distributions	(0.10)		(0.61)	(0.70)	(1.83)	(1.05)	(0.98)
Entry/exit fee per share (a)	0.01		0.02	0.03	0.02	0.03	0.02
Net asset value, end of period	$14.07		$14.39	$11.70	$16.65	$16.29	$14.92
Total return (b)	(1.54	)%(c)	28.75%	(25.98)%	13.53%	16.53%	11.73%
Ratios/supplemental data
Net assets, end of period (000s)	$3,214,822		$3,060,722	$2,079,472	$2,218,641	$1,599,583	$1,058,133
Ratio of expenses to average net assets (d)	0.83	%(e)	0.65%	0.53%	0.70%	0.67%	0.86%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.78	%(e)	0.60%	0.44%	0.60%	0.53%	0.71%
Ratio of net investment income to average net assets	1.45	%(e)	1.40%	2.71%	2.54%	2.26%	1.75%
Portfolio turnover	24	%(c)	90%	112%	71%	62%	73%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2010

	Number of Shares	Value
Investments — 104.1% of net assets
Common Stocks — 35.3%
US Common Stocks — 16.3%
Aerospace & Defense — 0.2%
AAR Corp. (a)	100,000	$1,674,000
General Dynamics Corp.	2,900	169,824
L-3 Communications Holdings, Inc.	5,300	375,452
Lockheed Martin Corp.	4,300	320,350
Northrop Grumman Corp.	16,757	912,251
Raytheon Co.	35,262	1,706,328
		5,158,205
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	14,229	491,043
FedEx Corp.	103,400	7,249,374
United Parcel Service, Inc. (UPS), Class B	47,600	2,707,964
		10,448,381
Airlines — 0.2%
AMR Corp. (a)	224,662	1,523,208
Delta Air Lines, Inc. (a)	217,681	2,557,752
US Airways Group, Inc. (a)	149,725	1,289,132
		5,370,092
Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a)	690,543	276
Ford Motor Co. (a)	16,500	166,320
		166,596
Beverages — 0.1%
Coca-Cola Co. (The)	3,600	180,432
Constellation Brands, Inc., Class A (a)	193,100	3,016,222
		3,196,654
Biotechnology — 0.0%
Amgen, Inc. (a)	11,400	599,640
Biogen Idec, Inc. (a)	10,200	483,990
Gilead Sciences, Inc. (a)	9,200	315,376
		1,399,006
Capital Markets — 0.2%
Ameriprise Financial, Inc.	7,263	262,412
Franklin Resources, Inc.	5,100	439,569
Legg Mason, Inc.	123,638	3,465,573
T. Rowe Price Group, Inc.	10,000	443,900
W.P. Carey & Co. LLC	100,100	2,766,764
		7,378,218
Chemicals — 0.2%
International Flavors & Fragrances, Inc.	47,000	1,993,740
Nalco Holding Co.	124,500	2,547,270
Scotts Miracle-Gro Co. (The), Class A	37,614	1,670,438
Sherwin-Williams Co. (The)	4,572	316,336
		6,527,784
Commercial Banks — 0.1%
CIT Group, Inc. (a)	10,203	345,473
PNC Financial Services Group, Inc.	3,500	197,750
Preferred Bank/Los Angeles CA (a)	91,765	191,789
Wells Fargo & Co.	120,533	3,085,645
		3,820,657
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	140,500	1,737,985
Pitney Bowes, Inc.	31,063	682,143
Viad Corp.	91,650	1,617,623
		4,037,751

	Number of Shares	Value
Communications Equipment — 0.0%
Cisco Systems, Inc. (a)	14,400	$306,864
Computers & Peripherals — 0.4%
Apple, Inc. (a)	1,000	251,530
Dell, Inc. (a)	576,890	6,957,294
Hewlett-Packard Co.	97,115	4,203,137
QLogic Corp. (a)	100,000	1,662,000
Seagate Technology (a)	10,400	135,616
Western Digital Corp. (a)	9,100	274,456
		13,484,033
Construction & Engineering — 0.0%
KBR, Inc.	70,000	1,423,800
Consumer Finance — 0.1%
American Express Co.	32,190	1,277,943
Capital One Financial Corp.	8,700	350,610
		1,628,553
Distributors — 0.1%
Genuine Parts Co.	112,700	4,446,015
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	7,500	318,525
DeVry, Inc.	30,400	1,595,696
ITT Educational Services, Inc. (a)	20,000	1,660,400
K12, Inc. (a)	28,296	627,605
Sotheby’s	63,832	1,459,838
		5,662,064
Diversified Financial Services — 0.2%
Bank of America Corp.	407,892	5,861,408
Citigroup, Inc. (a)	22,483	84,536
CME Group, Inc.	1,500	422,325
JPMorgan Chase & Co.	13,097	479,481
Moody’s Corp.	35,157	700,328
NYSE Euronext	13,600	375,768
		7,923,846
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	165,600	4,005,864
Cincinnati Bell, Inc. (a)	398,074	1,198,203
FairPoint Communications, Inc. (a)	2,195	116
General Communications, Inc., Class A (a)	292,615	2,220,948
Level 3 Communications, Inc. (a)	661,226	720,736
Verizon Communications, Inc.	110,000	3,082,200
		11,228,067
Electric Utilities — 0.2%
Edison International	105,600	3,349,632
Entergy Corp.	4,700	336,614
NV Energy, Inc.	238,600	2,817,866
		6,504,112
Electrical Equipment — 0.1%
Baldor Electric Co.	60,800	2,193,664
Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	215,129	3,734,639
Rogers Corp. (a)	40,000	1,110,800
		4,845,439
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	3,487	144,955
Cal Dive International, Inc. (a)	186,012	1,088,170
Parker Drilling Co. (a)	142,500	562,875
Tidewater, Inc.	71,500	2,768,480
		4,564,480
Food & Staples Retailing — 0.5%
BJ’s Wholesale Club, Inc. (a)	42,500	1,572,925

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Costco Wholesale Corp.	141,517	$7,759,377
CVS Caremark Corp.	12,200	357,704
Kroger Co. (The)	99,532	1,959,785
Safeway, Inc.	17,300	340,118
SUPERVALU, Inc.	5,034	54,569
Sysco Corp.	16,000	457,120
Wal-Mart Stores, Inc.	88,400	4,249,388
Walgreen Co.	10,000	267,000
		17,017,986
Food Products — 0.3%
Archer-Daniels-Midland Co.	6,800	175,576
Campbell Soup Co.	7,800	279,474
ConAgra Foods, Inc.	182,600	4,258,232
Corn Products International, Inc.	51,000	1,545,300
H.J. Heinz Co.	97,800	4,226,916
		10,485,498
Gas Utilities — 0.1%
EQT Corp.	66,500	2,403,310
Health Care Equipment & Supplies — 0.3%
Accuray, Inc. (a)	234,694	1,556,021
Baxter International, Inc.	70,100	2,848,864
Cooper Companies, Inc. (The)	30,900	1,229,511
Kinetic Concepts, Inc. (a)	75,000	2,738,250
Zimmer Holdings, Inc. (a)	3,300	178,365
		8,551,011
Health Care Providers & Services — 0.5%
Aetna, Inc.	9,400	247,972
AmerisourceBergen Corp.	15,000	476,250
Brookdale Senior Living, Inc. (a)	326,300	4,894,500
Cardinal Health, Inc.	13,800	463,818
Emeritus Corp. (a)	163,651	2,669,148
Health Management Associates, Inc., Class A (a)	64,283	499,479
Humana, Inc. (a)	6,500	296,855
Lincare Holdings, Inc. (a)	135,000	4,388,850
Medco Health Solutions, Inc. (a)	3,300	181,764
UnitedHealth Group, Inc.	21,900	621,960
WellPoint, Inc. (a)	54,400	2,661,792
		17,402,388
Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	173,600	2,510,256
MGM Mirage (a)	131,537	1,268,017
Orient-Express Hotels Ltd., Class A (a)	157,700	1,166,980
Ruby Tuesday, Inc. (a)	144,800	1,230,800
Starbucks Corp.	8,100	196,830
Yum! Brands, Inc.	261,000	10,189,440
		16,562,323
Household Durables — 0.4%
American Greetings Corp., Class A	104,049	1,951,959
Cavco Industries, Inc. (a)	2,455	86,367
KB Home	297,651	3,274,161
Lennar Corp., Class A	190,300	2,647,073
Mohawk Industries, Inc. (a)	2,007	91,840
Pulte Homes, Inc. (a)	194,487	1,610,353
Toll Brothers, Inc. (a)	196,300	3,211,468
Whirlpool Corp.	2,700	237,114
		13,110,335
Household Products — 0.0%
Colgate-Palmolive Co.	2,300	181,148
Procter & Gamble Co. (The)	15,400	923,692
		1,104,840

	Number of Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Constellation Energy Group, Inc.	5,500	$177,375
Industrial Conglomerates — 0.2%
3M Co.	39,600	3,128,004
General Electric Co.	265,600	3,829,952
		6,957,956
Insurance — 0.5%
Aflac, Inc.	11,900	507,773
Allstate Corp. (The)	14,300	410,839
Berkshire Hathaway, Inc., Class B (a)	71,950	5,733,696
Brown & Brown, Inc.	110,000	2,105,400
Chubb Corp.	9,500	475,095
Everest Re Group Ltd.	71,600	5,063,552
MBIA, Inc. (a)	216,856	1,216,562
Mercury General Corp.	26,816	1,111,255
Travelers Companies, Inc. (The)	11,700	576,225
Unum Group	9,200	199,640
		17,400,037
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	45,942	5,019,623
Blue Nile, Inc. (a)	54,727	2,576,547
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (b)	69,440	729,120
Priceline.com, Inc. (a)	20,466	3,613,068
		11,938,358
Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	34,428
eBay, Inc. (a)	98,567	1,932,899
		1,967,327
IT Services — 0.3%
Alliance Data Systems Corp. (a)	11,212	667,338
CACI International, Inc., Class A (a)	41,200	1,750,176
Computer Sciences Corp.	4,200	190,050
CoreLogic, Inc.	24,500	432,670
DST Systems, Inc.	32,047	1,158,179
Forrester Research, Inc. (a)	13,343	403,759
Gartner Group, Inc., Class A (a)	183,792	4,273,164
International Business Machines Corp. (IBM)	9,100	1,123,668
Visa, Inc., Class A	4,600	325,450
		10,324,454
Machinery — 0.1%
Dover Corp.	9,800	409,542
John Bean Technologies Corp.	98,800	1,506,700
Parker Hannifin Corp.	3,100	171,926
		2,088,168
Media — 1.6%
Ascent Media Corp., Series A (a)	713	18,010
Cablevision Systems Corp.	468,835	11,256,728
CBS Corp., Class A	26,253	340,501
CBS Corp., Class B	230,381	2,978,826
CC Media Holdings, Inc., Class A (a) (c)	88,498	588,512
Comcast Corp., Class A	9,900	171,963
DIRECTV, Class A (a)	423,167	14,353,825
Discovery Communications, Inc., Series A (a)	19,102	682,132
Discovery Communications, Inc., Series C (a)	14,989	463,610
Interpublic Group of Companies, Inc. (The) (a)	36,112	257,479
John Wiley & Sons, Inc., Class A	10,000	386,700
Liberty Global, Inc., Class A (a)	157,453	4,092,204

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Liberty Global, Inc., Class C (a)	125,087	$3,251,011
Liberty Media – Starz, Series A (a)	5,415	280,714
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (b)	14,464	606,186
Live Nation, Inc. (a)	193,000	2,016,850
Madison Square Garden, Inc., Class A (a)	29,462	579,518
News Corp., Class A	14,100	168,636
Primedia, Inc.	129,268	378,755
Sun-Times Media Group, Inc. (a)	41,415	124
Time Warner Cable, Inc.	6,300	328,104
Time Warner, Inc.	35,283	1,020,032
Walt Disney Co. (The)	221,000	6,961,500
		51,181,920
Metals & Mining — 0.2%
Alcoa, Inc.	181,700	1,827,902
Cliffs Natural Resources, Inc.	3,600	169,776
Freeport-McMoRan Copper & Gold, Inc.	39,100	2,311,983
Haynes International, Inc.	19,500	601,185
Southern Copper Corp.	14,900	395,446
		5,306,292
Multi-Utilities — 0.1%
OGE Energy Corp.	39,000	1,425,840
Public Service Enterprise Group, Inc.	15,900	498,147
		1,923,987
Multiline Retail — 0.2%
Big Lots, Inc. (a)	87,900	2,820,711
Macy’s, Inc.	22,400	400,960
Saks, Inc. (a)	163,600	1,241,724
Target Corp.	5,600	275,352
		4,738,747
Office Electronics — 0.1%
Xerox Corp.	133,166	1,070,655
Zebra Technologies Corp., Class A (a)	93,579	2,374,099
		3,444,754
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	31,300	1,129,617
Berry Petroleum Co., Class A	20,000	514,400
Bill Barrett Corp. (a)	99,000	3,046,230
Chesapeake Energy Corp.	561,900	11,771,805
Chevron Corp.	160,200	10,871,172
ConocoPhillips	98,268	4,823,976
Consol Energy, Inc.	102,600	3,463,776
Denbury Resources, Inc. (a)	75,800	1,109,712
Devon Energy Corp.	44,614	2,717,885
EOG Resources, Inc.	45,300	4,456,161
Exxon Mobil Corp.	137,160	7,827,721
Forest Oil Corp. (a)	30,000	820,800
Hess Corp.	52,900	2,662,986
Marathon Oil Corp.	78,513	2,440,969
Murphy Oil Corp.	8,400	416,220
Noble Energy, Inc.	27,200	1,640,976
Peabody Energy Corp.	57,700	2,257,801
Southwestern Energy Co. (a)	141,100	5,452,104
Stone Energy Corp. (a)	32,506	362,767
Ultra Petroleum Corp. (a)	51,800	2,292,150
Williams Cos., Inc. (The)	81,100	1,482,508
		71,561,736
Paper & Forest Products — 0.0%
International Paper Co.	7,700	174,251
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	42,655	2,377,163

	Number of Shares	Value
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	19,489	$486,055
Eli Lilly & Co.	4,500	150,750
Forest Laboratories, Inc. (a)	6,400	175,552
Johnson & Johnson	98,000	5,787,880
Merck & Co., Inc.	189,566	6,629,123
Pfizer, Inc.	325,357	4,639,591
		17,868,951
Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	196,389
Towers Watson & Co., Class A	58,396	2,268,685
		2,465,074
Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	52,600	4,911,262
Boston Properties, Inc.	175,500	12,520,170
Digital Realty Trust, Inc.	78,400	4,522,112
EastGroup Properties, Inc.	71,700	2,551,086
First Industrial Realty Trust, Inc. (a)	403,900	1,946,798
Kilroy Realty Corp.	81,781	2,431,349
Kimco Realty Corp.	179,100	2,407,104
Macerich Co. (The)	109,521	4,087,324
Mission West Properties, Inc.	447,962	3,055,101
OMEGA Healthcare Investors, Inc.	342,400	6,824,032
ProLogis	207,100	2,097,923
Simon Property Group, Inc.	99,470	8,032,202
SL Green Realty Corp.	57,844	3,183,734
Starwood Property Trust, Inc.	194,400	3,295,080
Taubman Centers, Inc.	118,600	4,462,918
Terreno Realty Corp. (a)	83,100	1,471,701
Ventas, Inc.	123,400	5,793,630
		73,593,526
Real Estate Management & Development — 0.1%
CB Richard Ellis Group Inc., Class A (a)	165,951	2,258,593
Grubb & Ellis Co. (a)	460,400	451,192
St. Joe Co. (The) (a)	59,000	1,366,440
		4,076,225
Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	1,688	55,147
Kansas City Southern (a)	104,353	3,793,232
Norfolk Southern Corp.	3,200	169,760
Union Pacific Corp.	5,600	389,256
		4,407,395
Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	63,229	2,187,091
Intel Corp.	49,900	970,555
LSI Corp. (a)	292,908	1,347,377
Texas Instruments, Inc.	25,700	598,296
		5,103,319
Software — 0.3%
CA, Inc.	9,100	167,440
Jack Henry & Associates, Inc.	100,000	2,388,000
Microsoft Corp.	221,724	5,101,869
Parametric Technology Corp. (a)	140,276	2,198,125
Symantec Corp. (a)	30,700	426,116
		10,281,550
Specialty Retail — 0.1%
AutoZone, Inc. (a)	2,200	425,084
Blockbuster, Inc., Class B (a)	146,876	36,719
Gap, Inc. (The)	20,200	393,092
PetSmart, Inc.	85,500	2,579,535
TJX Companies, Inc. (The)	8,200	343,990
		3,778,420

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	13,200	$482,460
Hanesbrands, Inc. (a)	154,950	3,728,097
		4,210,557
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	29,700	363,528
MGIC Investment Corp. (a)	96,650	665,918
Washington Mutual, Inc. (a)	33,600	5,544
		1,034,990
Tobacco — 0.1%
Altria Group, Inc.	36,150	724,446
Philip Morris International, Inc.	43,696	2,003,025
		2,727,471
Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	1,800	179,010
Wireless Telecommunication Services — 0.2%
NII Holdings, Inc., Class B (a)	64,930	2,111,524
United States Cellular Corp. (a)	65,690	2,703,143
		4,814,667
		524,455,652
Foreign Common Stocks — 19.0%
Australia — 0.7%
Alumina Ltd.	2,112,777	2,677,284
Amcor Ltd.	569,932	3,036,389
Australia and New Zealand Banking Group Ltd.	54,133	971,802
BHP Billiton Ltd.	26,815	833,943
Charter Hall Office	10,968,000	2,293,289
Iluka Resources Ltd. (a)	58,820	227,837
ING Industrial Fund – REIT	5,283,807	1,654,355
ING Office Fund	2,651,100	1,283,089
Newcrest Mining Ltd.	48,462	1,425,296
Orica Ltd.	20,840	438,739
QBE Insurance Group Ltd.	176,729	2,689,517
Santos Ltd.	50,588	531,019
Telstra Corp. Ltd.	1,185,876	3,226,762
		21,289,321
Austria — 0.0%
BWIN Interactive Entertainment AG	2,784	123,223
Oesterreichische Post AG	6,604	162,266
		285,489
Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	486,360
Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	39,332	48
Anheuser-Busch InBev NV	27,459	1,318,965
		1,319,013
Bermuda — 0.1%
Lazard Ltd., Class A	62,228	1,662,110
Brazil — 0.2%
Companhia de Concessoes Rodoviarias	91,200	1,888,674
Petroleo Brasileiro SA – ADR	36,000	1,235,520
Vale SA – ADR	104,100	2,188,182
		5,312,376
Canada — 1.4%
AbitibiBowater, Inc. (a)	66,735	38,240
Ace Aviation Holdings, Inc., Class A (a)	125,246	971,802
Agrium, Inc.	2,700	132,138
Barrick Gold Corp.	40,516	1,839,832
BCE, Inc. – NYSE Shares	13,900	406,853
BCE, Inc. – TSE Shares	42,695	1,245,697

	Number of Shares	Value
Bell Aliant Regional Communications Income Fund (c) (d) (e)	1,558	$37,217
Boardwalk Real Estate Investment Trust	37,800	1,422,449
Bombardier, Inc., Class B	1,260,011	5,728,668
Cameco Corp. – NYSE Shares	108,400	2,306,752
Cameco Corp. – TSE Shares	30,300	644,396
Canadian Natural Resources Ltd.	154,700	5,134,142
Catalyst Paper Corp. (a)	352,814	51,370
EnCana Corp.	79,900	2,419,779
Fairfax Financial Holdings Ltd.	20,500	7,507,905
Fraser Papers, Inc. (a) (c) (e)	101,580	—
Groupe Aeroplan, Inc.	47,619	396,322
Imperial Oil Ltd.	66,995	2,440,530
Jazz Air Income Fund (c) (d) (e)	8,875	34,181
Nortel Networks Corp. (a)	22,767	706
Onex Corp.	30,752	739,227
Research In Motion Ltd. (a)	7,200	354,672
Rogers Communications, Inc., Class B – TSE Shares	229,296	7,491,348
Suncor Energy, Inc.	164,829	4,850,963
Yellow Pages Income Fund	16,377	91,688
		46,286,877
Chile — 0.1%
Enersis SA – SPADR	143,100	2,849,121
China — 0.4%
7 Days Group Holdings Ltd. – ADR (a)	241,050	2,629,855
China Construction Bank Corp., Class H	2,994,000	2,409,421
China Real Estate Information Corp. – ADR (a)	84,944	675,305
PetroChina Co. Ltd. – ADR	18,500	2,030,005
Shanghai Jin Jiang International Hotels (Group) Co. Ltd.	5,949,100	1,341,501
Tsingtao Brewery Co. Ltd., Class H	700,000	3,271,009
		12,357,096
Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	81,494
Carlsberg A/S, Class B	8,907	677,176
Coloplast A/S, Class B	10,420	1,034,328
Danske Bank A/S (a)	6,767	129,961
GN Store Nord A/S (GN Great Nordic) (a)	115,960	800,423
Novo Nordisk A/S, Class B	8,998	725,830
Vestas Wind Systems A/S (a)	20,330	845,076
William Demant Holding (a)	17,299	1,263,255
		5,557,543
Finland — 0.1%
Kone Oyj, Class B	1,571	62,466
Metso Oyj	45,762	1,461,317
Nokia Oyj	17,044	139,169
Sampo Oyj, Class A	73,892	1,546,052
Tieto Oyj	19,387	317,304
Wartsila Oyj Corp.	3,774	171,921
		3,698,229
France — 1.4%
Accor SA (a)	200,000	9,184,767
Alcatel Lucent – SPADR (a)	39,116	99,355
Atos Origin SA (a)	1,560	62,307
AXA SA	39,573	600,159
BNP Paribas	16,916	903,220
Carrefour SA	301,970	11,922,863
Compagnie de Saint-Gobain	2,856	105,452
Eurofins Scientific	3,666	130,081
France Telecom SA	251,892	4,346,620
GDF Suez, Strip VVPR (a) (c)	9,765	12

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Groupe Eurotunnel SA Registered	92,287	$623,710
Legrand SA	40,500	1,193,167
Neopost SA	9,987	722,724
SA des Ciments Vicat	2,946	197,550
Sanofi-Aventis	17,867	1,077,432
SCOR SE	3,432	65,598
Societe BIC SA	4,751	336,999
Societe Generale, Class A	70,367	2,862,439
Thales SA	18,679	600,433
Total SA	131,468	5,850,915
Total SA – SPADR	69,100	3,084,624
Vinci SA	39,915	1,643,621
		45,614,048
Germany — 0.4%
BASF SE	30,999	1,691,199
Bayer AG	2,831	157,956
Bayerische Motoren Werke AG	14,256	689,537
Daimler AG Registered (a)	37,151	1,881,222
Deutsche Bank AG Registered	3,314	187,368
Deutsche Telekom AG	282,708	3,332,631
E.ON AG	37,929	1,021,040
Fresenius Medical Care AG & Co.	37,280	2,016,835
RWE AG	48,084	3,134,141
Siemens AG Registered	3,645	326,180
		14,438,109
Hong Kong — 1.4%
Asia Satellite Telecommunications Holdings Ltd.	47,000	72,040
Champion Real Estate Investment Trust	2,278,600	1,059,113
Cheung Kong Holdings Ltd.	654,000	7,548,520
China Mobile Ltd.	144,500	1,440,157
Esprit Holdings Ltd.	25,852	139,744
First Pacific Co.	4,219,200	2,854,744
Henderson Land Development Co. Ltd.	316,635	1,844,688
Hong Kong & Shanghai Hotels Ltd. (The)	985,371	1,629,518
Hong Kong Aircraft Engineering Co. Ltd.	55,600	747,253
i-Cable Communications Ltd. (a) (c)	2,031,000	308,440
Jardine Matheson Holdings Ltd.	280,200	9,791,040
Jardine Strategic Holdings Ltd.	388,500	8,057,186
Mandarin Oriental International Ltd.	253,000	356,604
Midland Holdings Ltd.	1,464,000	1,196,668
New World Development Ltd.	2,478,454	4,003,747
Next Media Ltd. (a)	1,930,000	275,579
Silver Grant International Ltd.	562,000	157,739
SmarTone Telecommunications Holdings Ltd. (c)	1,109,000	1,144,495
Television Broadcasts Ltd.	356,000	1,649,855
Wheelock & Co. Ltd.	487,000	1,368,485
		45,645,615
India — 0.1%
Axis Bank Ltd. – GDR Registered	85,053	2,253,904
Reliance Industries Ltd. – GDR (f)	40,348	1,884,252
		4,138,156
Indonesia — 0.3%
Bank Pan Indonesia Tbk PT (a) (c)	24,363,721	2,718,041
Citra Marga Nusaphala Persada Tbk PT (a)	326,000	30,678
Gudang Garam Tbk PT	212,500	792,279
Indofood Sukses Makmur Tbk PT	3,543,000	1,599,507
Matahari Putra Prima Tbk PT (c)	7,430,400	755,721
Perusahaan Gas Negara (Persero) Tbk PT	4,028,000	1,703,181
Semen Gresik (Persero) Tbk PT	1,426,500	1,364,239
		8,963,646

	Number of Shares	Value
Ireland — 0.0%
Anglo Irish Bank Corp Ltd. (a) (c)	38,180	$—
Covidien plc	4,400	176,792
CRH plc	8,857	185,384
DCC plc	8,959	202,385
Fyffes plc	418,478	168,844
Independent News & Media plc (a)	91,005	80,807
Paddy Power plc	8,550	265,478
Total Produce plc	121,671	51,108
		1,130,798
Italy — 0.4%
Banco Popolare Societa Cooperativa	29,783	163,673
Eni SpA – SPADR	156,800	5,731,040
Fiat SpA	118,163	1,216,108
Finmeccanica SpA	12,315	127,794
Luxottica Group SpA	37,070	893,134
Luxottica Group SpA – SPADR	32,900	792,561
Natuzzi SpA – SPADR (a)	4,400	12,980
Saipem SpA	56,462	1,715,927
UniCredit SpA	935,467	2,076,458
		12,729,675
Japan — 3.3%
Ajinomoto Co., Inc.	22,000	199,221
Alfresa Holdings Corp.	8,500	410,029
Astellas Pharma, Inc.	86,700	2,899,469
Bank of Yokohama Ltd. (The)	73,000	333,314
Benesse Corp.	23,000	1,047,469
Canon, Inc.	95,500	3,560,534
Chiba Bank Ltd. (The)	35,000	210,859
Dai Nippon Printing Co. Ltd.	32,000	369,787
Daiichikosho Co. Ltd.	413,800	5,966,870
Dainippon Sumitomo Pharma Co. Ltd.	11,900	91,462
Duskin Co. Ltd.	121,400	2,079,770
DyDo DRINCO, Inc.	62,100	2,252,750
East Japan Railway Co.	6,900	459,956
FP Corp.	1,900	98,807
Fujitsu Frontech Ltd.	7,100	53,156
Fukuoka Financial Group, Inc.	110,000	456,227
Hitachi Chemical Co. Ltd.	31,900	592,226
Hitachi Ltd. (a)	169,000	612,876
Hitachi Metals Ltd.	15,000	152,245
Isetan Mitsukoshi Holdings Ltd.	51,000	497,230
Japan Petroleum Exploration Co.	28,000	1,142,404
JS Group Corp.	38,900	742,690
JX Holdings, Inc. (a)	64,200	313,807
Kao Corp.	272,600	6,408,217
Kawasaki Heavy Industries Ltd.	207,000	502,362
KDDI Corp.	67	318,257
Kinden Corp.	39,000	331,634
Kyowa Hakko Kirin Co. Ltd.	49,000	465,425
Marui Group Co. Ltd.	40,500	272,872
Matsushita Electric Works Ltd.	71,114	695,834
Mitsubishi Corp.	28,800	600,129
Mitsubishi Estate Co. Ltd.	17,000	236,030
Mitsubishi Heavy Industries Ltd.	132,000	453,372
Mitsubishi Tanabe Pharma Corp.	24,000	365,505
Mitsubishi UFJ Financial Group, Inc.	193,700	878,073
Mizuho Financial Group, Inc.	139,900	229,621
MOSHI MOSHI HOTLINE, Inc.	91,500	2,004,770
Namco Bandai Holdings, Inc.	29,950	262,769
Nippon Meat Packers, Inc.	34,000	420,388
Nippon Suisan Kaisha Ltd.	66,800	214,929
Nippon Telegraph & Telephone Corp.	25,000	1,020,725
NISSIN FOODS HOLDINGS CO. Ltd.	173,900	6,401,797

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
NKSJ Holdings, Inc. (a)	2,396,000	$14,208,307
Noritake Co. Ltd.	15,000	50,244
NSK Ltd.	53,000	368,654
NTT Data Corp.	134	494,318
NTT DoCoMo, Inc.	203	306,983
Obayashi Corp.	113,000	445,943
OLYMPUS Corp.	471,000	11,148,414
OMRON Corp.	10,500	227,080
Onward Holdings Co. Ltd.	26,000	205,904
Panasonic Corp.	23,200	289,694
Ricoh Co. Ltd.	6,000	76,256
Ryosan Co. Ltd.	4,600	111,502
SAZABY LEAGUE Ltd.	20,500	316,196
Secom Co. Ltd.	130,900	5,812,200
Sekisui House Ltd.	42,000	360,065
Seven & I Holdings Co. Ltd.	150,480	3,452,654
Seven Bank Ltd.	2,855	5,169,573
Shimizu Corp.	75,000	256,458
Shiseido Co. Ltd.	22,000	483,908
Sony Corp.	6,100	162,371
Sumitomo Electric Industries Ltd.	69,900	818,179
Sumitomo Forestry Co. Ltd.	40,200	320,052
Sumitomo Mitsui Financial Group, Inc.	29,800	841,275
Taiyo Nippon Sanso Corp.	30,000	237,989
Takeda Pharmaceutical Co. Ltd.	68,600	2,935,877
TOKAI Corp.	77,400	1,094,560
Tokio Marine Holdings, Inc.	106,800	2,797,583
Tokyo Electric Power Co., Inc. (The)	19,200	522,673
Tokyo Gas Co. Ltd.	196,000	896,088
Tokyo Ohka Kogyo Co. Ltd.	8,000	134,295
Toppan Forms Co. Ltd.	19,400	186,058
Toyo Seikan Kaisha Ltd.	25,900	375,842
Toyota Motor Corp.	21,800	749,688
Trend Micro, Inc.	2,400	64,703
West Japan Railway Co.	501	1,831,353
Yamada Denki Co. Ltd.	5,220	340,764
Yamatake Corp.	9,900	229,322
Yamato Holdings Co. Ltd.	57,700	763,569
Yaskawa Electric Corp.	46,000	340,727
ZOJIRUSHI Corp.	246,600	587,452
		106,640,640
Luxembourg — 0.1%
ArcelorMittal	47,164	1,254,378
GAGFAH SA	380,300	2,732,664
		3,987,042
Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	1,832,057
British American Tobacco Malaysia Berhad	55,600	751,322
Bumiputra-Commerce Holdings Berhad	1,855,938	3,998,056
Carlsberg Brewery Malaysia Berhad	144,200	222,246
Genting Malaysia Berhad	3,144,400	2,640,919
Malaysian Airline System Berhad (a)	974,100	619,524
Multi-Purpose Holdings Berhad	546,150	341,736
Sime Darby Berhad	571,606	1,407,626
		11,813,486
Mexico — 0.2%
America Movil SA de CV, Series L – ADR	7,997	379,857
Cemex SAB de CV – SPADR (a)	708,240	6,848,681
Telefonos de Mexico SAB de CV, Series L – SPADR	4,650	65,612
		7,294,150

	Number of Shares	Value
Netherlands — 0.5%
Akzo Nobel NV	4,575	$236,656
Heineken NV	27,822	1,179,357
ING Groep NV – CVA (a)	322,955	2,397,773
Koninklijke (Royal) KPN NV	100,345	1,281,290
Koninklijke (Royal) Philips Electronics NV	8,460	252,170
Koninklijke Boskalis Westminster NV – CVA	30,805	1,199,470
Reed Elsevier NV	155,488	1,715,291
Royal Dutch Shell plc, Class A	232,307	5,894,588
Royal Dutch Shell plc, Class B	51,559	1,248,312
Wolters Kluwer NV	43,642	832,769
		16,237,676
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	104,706	135,353
Norway — 0.1%
DNB NOR ASA	77,635	747,030
Norwegian Property ASA (a)	691,022	903,565
StatoilHydro ASA	30,100	580,536
		2,231,131
Philippines (The) — 0.4%
ABS-CBN Holdings Corp. (c)	4,082,800	3,467,292
Ayala Corp.	647,799	4,523,226
Banco de Oro Unibank, Inc.	303,400	310,096
Benpres Holdings Corp. (a)	4,725,000	370,182
DMCI Holdings, Inc.	1,526,000	562,868
Globe Telecom, Inc.	133,540	2,556,506
Jollibee Foods Corp.	635,900	959,208
		12,749,378
Russia — 0.1%
Gazprom OAO – SPADR	5,120	96,307
Lukoil OAO – SPADR	41,100	2,116,650
Oao Gazprom – SPADR	126,671	2,382,484
		4,595,441
Singapore — 0.3%
Genting Singapore plc (a)	318,516	263,788
Great Eastern Holdings Ltd. (c)	220,000	2,726,110
GuocoLeisure Ltd.	1,314,000	515,019
Singapore Telecommunications Ltd.	1,073,000	2,317,734
STATS ChipPAC Ltd. (a) (c)	2,636,000	2,109,646
United Industrial Corp. Ltd.	113,000	169,341
Yellow Pages Singapore Ltd. (a)	511,000	70,451
		8,172,089
South Africa — 0.6%
Anglo Platinum Ltd. (a)	49,476	4,655,503
AngloGold Ashanti Ltd.	6,085	263,013
AngloGold Ashanti Ltd. – SPADR	68,358	2,951,698
City Lodge Hotels Ltd.	16,093	160,981
Clicks Group Ltd.	112,761	496,000
Discovery Holdings Ltd.	18,458	84,131
FirstRand Ltd.	413,693	964,824
Gold Fields Ltd.	171,670	2,311,632
Hosken Consolidated Investments Ltd. (c)	448,718	4,605,895
JD Group Ltd.	39,419	207,302
Mondi Ltd.	3,795	22,248
Nedbank Group Ltd.	73,488	1,142,483
RMB Holdings Ltd.	395,886	1,599,514
Sun International Ltd. (a)	113,465	1,215,894
		20,681,118
South Korea — 0.1%
KB Financial Group, Inc.	16,606	633,887
Korea Electric Power Corp. (a)	710	18,168

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
KT&G Corp.	31,282	$1,538,121
POSCO	155	58,829
Samsung Electronics Co. Ltd.	124	77,858
SK Telecom Co. Ltd.	914	119,709
		2,446,572
Spain — 0.7%
Acciona SA	8,595	652,759
Acerinox SA	67,987	1,053,972
ACS, Actividades de Construccion y Servicios SA	236,000	8,630,980
Banco Santander SA	96,234	1,011,225
Banco Santander SA – SPADR	5,356	56,238
Gestevision Telecinco SA	35,300	313,228
Iberdrola SA	523,153	2,933,696
Inditex SA	10,715	607,705
Prosegur, Compania de Seguridad SA	5,578	236,992
Repsol YPF SA – SPADR	116,600	2,343,660
Telefonica SA	206,387	3,811,245
Viscofan SA	18,001	486,208
		22,137,908
Sweden — 0.2%
Assa Abloy AB, Class B	59,313	1,183,008
Hoganas AB, Class B	17,353	449,928
Modern Times Group AB, Class B	4,879	266,124
Svenska Handelsbanken AB, Class A	47,916	1,173,581
Swedish Match AB	24,694	537,965
Telefonaktiebolaget LM Ericsson, Class B	127,408	1,418,535
		5,029,141
Switzerland — 0.7%
ACE Ltd.	7,900	406,692
Adecco SA	20,916	986,873
Clariant AG Registered (a)	32,531	412,156
Compagnie Financiere Richemont SA	21,638	752,799
Geberit AG	6,889	1,068,298
Logitech International SA (a)	28,087	381,472
Nestle SA Registered	9,654	465,805
Novartis AG	158,667	7,697,958
PubliGroupe SA (a)	1,228	126,493
Roche Holding AG	13,984	1,920,333
Sonova Holding AG Registered	1,795	220,121
Tyco Electronics Ltd.	16,200	411,156
Tyco International Ltd.	9,100	320,593
UBS AG Registered (a)	117,956	1,563,573
Xstrata plc	99,071	1,297,964
Zurich Financial Services AG	13,376	2,936,179
		20,968,465
Taiwan — 0.2%
Asustek Computer, Inc. – GDR Registered	58,050	428,238
Chunghwa Telecom Co. Ltd.	150,000	297,527
Chunghwa Telecom Co. Ltd. – ADR	44,202	879,045
Pegatron Corp. (a)	98,242	91,878
Taiwan Semiconductor Manufacturing Co. Ltd.	2,069,243	3,869,279
Uni-President Enterprises Corp.	311,112	342,612
		5,908,579
Thailand — 0.3%
Advanced Info Service PCL	888,200	2,378,862
GMM Grammy PCL (c)	1,071,500	466,445
Kasikornbank PCL	552,500	1,620,485
Land and Houses PCL	1,873,200	323,863
Matichon PCL (c)	115,200	24,896
MBK PCL (c)	418,000	1,042,096
Siam Cement Co. (a)	93,100	753,078
Siam Cement PCL	385,900	3,335,968

	Number of Shares	Value
Thanachart Capital PCL	1,137,600	$1,018,537
		10,964,230
Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S – ADR	76,000	986,480
Turkiye Garanti Bankasi A/S – ADR	164,800	692,193
		1,678,673
United Kingdom — 3.5%
Admiral Group plc	13,084	273,566
AMEC plc	17,896	218,162
Anglo American plc – JSE Shares (a)	98,477	3,423,419
Anglo American plc – LSE Shares (a)	35,748	1,241,428
Arriva plc	124,246	1,418,799
Aviva plc	160,994	748,280
BAE Systems plc	196,237	911,657
Barclays plc	261,549	1,036,917
Berkeley Group Holdings plc (UNIT) (a)	15,250	173,055
BG Group plc	330,492	4,892,307
BHP Billiton plc	175,819	4,549,643
BP plc	1,096,484	5,266,108
BP plc – SPADR	129,500	3,739,960
Bradford & Bingley plc (a) (c)	101,619	—
British Sky Broadcasting Group plc	25,667	267,710
Bunzl plc	35,953	358,535
Cable & Wireless Communications plc	503,957	429,952
Cable & Wireless Worldwide	503,957	645,596
Capita Group plc	134,081	1,471,080
Carnival plc	27,596	884,512
Carphone Warehouse Group plc (a)	31,654	88,253
Compass Group plc	372,533	2,826,406
Connaught plc	31,601	54,048
Daily Mail & General Trust NV, Class A	17,468	112,931
Devro plc	82,023	242,602
Diageo plc	272,524	4,270,196
Enterprise Inns plc (a)	73,550	95,332
Eurocastle Investment Ltd. (a)	83,992	23,463
G4S plc	156,572	620,405
Galiform plc (a)	386,659	325,623
GlaxoSmithKline plc	324,868	5,505,597
Hays plc	189,536	257,156
HMV Group plc	65,314	61,186
Homeserve plc	8,794	260,771
Horizon Acquisition Co. plc (a)	62,721	952,728
ICAP plc	120,085	719,815
Informa plc	148,509	781,579
International Personal Finance	121,933	343,909
Intertek Group plc	67,912	1,452,469
Invensys plc	400,512	1,430,607
ITV plc (a)	624,186	464,655
Jupiter Fund Management plc (a)	40,076	108,378
Ladbrokes plc	165,682	312,866
Lloyds Banking Group plc (a)	3,572,211	2,834,284
Michael Page International plc	123,282	680,488
Mondi plc	9,404	54,138
Next plc	9,360	276,983
Northgate plc (a)	15,092	38,832
Provident Financial plc	41,217	514,347
Reckitt Benckiser Group plc	34,789	1,609,221
Reed Elsevier plc	92,575	683,417
Rexam plc	128,042	574,579
Rightmove plc	64,128	600,504
Rio Tinto plc	105,656	4,623,488
Rio Tinto plc – SPADR	73,600	3,208,960
Rolls-Royce Group plc – C Shares (a) (e)	21,260,340	31,765

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Rolls-Royce Group plc – LSE Shares (a)	236,226	$1,967,180
Royal Bank of Scotland Group plc (a)	301,188	181,401
RSA Insurance Group plc	99,209	176,095
Sage Group plc	300,677	1,028,886
Smiths Group plc	26,967	426,806
Songbird Estates plc (a)	2,304,821	5,274,150
Sportingbet plc	230,256	187,107
Stagecoach Group plc	182,535	480,701
Sthree plc	33,065	123,944
TalkTalk Telecom Group plc (a)	63,309	117,004
Tesco plc	237,118	1,335,088
Thomas Cook Group plc	318,926	841,059
Tui Travel plc	213,251	661,533
Unilever plc	224,255	5,976,672
Vodafone Group plc	5,423,508	11,238,704
Vodafone Group plc – SPADR	181,000	3,741,270
WH Smith plc	20,155	122,726
Willis Group Holdings plc	272,080	8,176,004
Wolseley plc (a)	11,609	226,962
WPP plc	60,716	570,960
		111,846,919
		609,281,573
Total Common Stocks (Cost $1,158,148,251)		1,133,737,225

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.4%
Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	$418,750
Consumer, Cyclical — 0.1%
Accuride Corp. (a) (f)	7.500%	06/26/20	195,981	513,960
AMR Corp.	6.250%	10/15/14	137,000	130,493
Continental Airlines, Inc.	4.500%	01/15/15	200,000	259,500
Ford Motor Co.	4.250%	11/15/16	375,000	467,344
				1,371,297
Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	308,881
Dollar Financial Corp.	3.000%	04/01/28	505,000	467,125
				776,006
Diversified — 0.0%
Sotheby’s	3.125%	06/15/13	242,107	234,844
US Airways Group, Inc.	7.250%	05/15/14	56,000	114,520
				349,364
Financial — 0.3%
Inland Real Estate Corp.	4.625%	11/15/26	9,855,000	9,657,900
SL Green Realty Corp. – REIT (f)	3.000%	03/30/27	318,000	308,460
				9,966,360
Total Convertible Bonds (Cost $11,873,397)				12,881,777

	Interest Rate	Maturity Date	Principal Amount	Value
Subordinated Convertible Notes — 0.0%
Consumer, Non-cyclical — 0.0%
Cubist Pharmaceuticals, Inc.	2.250%	06/15/13	$200,000	$188,500
Financial — 0.0%
Eurocastle Investment Ltd. (c) (d) (e)	20.000%	09/30/19	168,000	157,503
Total Subordinated Convertible Notes (Cost $411,744)				346,003
Corporate Bonds — 2.7%
Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	$430,000	$470,850
Cascades, Inc.	7.875%	01/15/20	465,000	462,675
CF Industries, Inc.	6.875%	05/01/18	105,000	106,838
CF Industries, Inc.	7.125%	05/01/20	350,000	358,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.750%	11/15/14	475,000	448,875
Momentive Performance Materials	9.750%	12/01/14	525,000	496,125
Neenah Paper, Inc.	7.375%	11/15/14	550,000	547,250
NewPage Corp.	11.375%	12/31/14	205,000	186,037
Novelis, Inc.	7.250%	02/15/15	450,000	434,250
Vedanta Resources plc(f)	9.500%	07/18/18	600,000	637,500
				4,149,150
Communications — 0.5%
Catalina Marketing Corp. (f)	10.500%	10/01/15	625,000	645,312
CCO Holdings LLC/CCO Holdings Capital Corp.(f)	7.875%	04/30/18	160,000	160,800
CCO Holdings LLC/CCO Holdings Capital Corp. (f)	8.125%	04/30/20	110,000	112,475
Cincinnati Bell, Inc.	8.750%	03/15/18	595,000	539,963
Cricket Communications, Inc.	10.000%	07/15/15	750,000	783,750
CSC Holdings, Inc.	7.875%	02/15/18	975,000	994,500
Equinix, Inc.	8.125%	03/01/18	180,000	184,050
Frontier Communications Corp.	8.250%	05/01/14	375,000	389,063
GCI, Inc.	7.250%	02/15/14	550,000	549,312
Intelsat Jackson Holdings SA	11.250%	06/15/16	170,000	181,050
Intelsat Jackson Holdings SA (f)	8.500%	11/01/19	290,000	292,900
Intelsat Luxembourg SA	11.500%	02/04/17	270,000	269,325
Intelsat Subsidiary Holding Co. SA (f)	8.875%	01/15/15	1,350,000	1,365,187
Liberty Media LLC	8.500%	07/15/29	190,000	174,800
Liberty Media LLC	8.250%	02/01/30	260,000	239,200
LIN Television Corp. (f)	8.375%	04/15/18	130,000	129,350

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	$710,000	$678,050
MetroPCS Wireless, Inc.	9.250%	11/01/14	700,000	721,000
NetFlix, Inc.	8.500%	11/15/17	190,000	197,600
Nielsen Finance LLC/Nielsen Finance Co. (STEP)	12.500%	08/01/16	595,000	566,737
Quebecor Media, Inc.	7.750%	03/15/16	920,000	901,600
SBA Telecommunications, Inc. (f)	8.000%	08/15/16	165,000	170,775
SBA Telecommunications, Inc. (f)	8.250%	08/15/19	160,000	168,400
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	308,050
Sitel LLC/Sitel Finance Corp. (f)	11.500%	04/01/18	655,000	605,875
Sorenson Communications, Inc. (f)	10.500%	02/01/15	915,000	576,450
Sprint Nextel Corp.	6.000%	12/01/16	350,000	314,125
Terremark Worldwide, Inc.	12.000%	06/15/17	740,000	832,500
Virgin Media Finance plc	9.500%	08/15/16	470,000	496,438
West Corp.	11.000%	10/15/16	40,000	40,700
West Corp.	9.500%	10/15/14	1,175,000	1,180,875
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	328,000
WireCo WorldGroup, Inc. (f)	9.500%	05/15/17	175,000	170,625
				15,268,837
Consumer, Cyclical — 0.4%
Affinia Group, Inc.	9.000%	11/30/14	445,000	447,225
Affinia Group, Inc. (f)	10.750%	08/15/16	370,000	403,300
AMC Entertainment, Inc.	8.000%	03/01/14	800,000	770,000
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	456,000
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	439,900
Blockbuster, Inc.	9.000%	09/01/12	344,000	28,380
Continental Airlines, Inc.	9.798%	04/01/21	490,434	456,104
Easton-Bell Sports, Inc. (f)	9.750%	12/01/16	425,000	439,875
Ford Motor Co.	7.450%	07/16/31	700,000	631,750
Freedom Group, Inc. (f)	10.250%	08/01/15	365,000	379,600
Harrah’s Operating Co., Inc.	11.250%	06/01/17	655,000	689,387
HSN, Inc.	11.250%	08/01/16	175,000	196,000
Macy’s Retail Holdings, Inc.	5.900%	12/01/16	835,000	837,087
Marquee Holdings, Inc. (STEP)	9.505%	08/15/14	850,000	699,125
MGM Mirage, Inc. (f)	9.000%	03/15/20	150,000	154,125
MGM Resorts International	11.125%	11/15/17	175,000	192,938
Michaels Stores, Inc.	11.375%	11/01/16	660,000	686,400
Neiman Marcus Group, Inc. (The)	9.000%	10/15/15	685,000	686,712

	Interest Rate	Maturity Date	Principal Amount	Value
Peninsula Gaming LLC	8.375%	08/15/15	$400,000	$398,500
Peninsula Gaming LLC	10.750%	08/15/17	250,000	248,750
Rite Aid Corp.	10.250%	10/15/19	250,000	249,063
Rite Aid Corp.	10.375%	07/15/16	750,000	756,562
River Rock Entertainment Authority (The)	9.750%	11/01/11	415,000	385,431
Royal Caribbean Cruises	11.875%	07/15/15	180,000	207,000
Scientific Games International, Inc.	9.250%	06/15/19	350,000	357,875
Seneca Gaming Corp.	7.250%	05/01/12	450,000	439,875
Sonic Automotive, Inc.	9.000%	03/15/18	210,000	213,150
Tenneco, Inc.	8.625%	11/15/14	210,000	211,838
Tenneco, Inc.	8.125%	11/15/15	50,000	50,250
TRW Automotive, Inc. (f)	7.250%	03/15/17	600,000	582,000
Yonkers Racing Corp. (f)	11.375%	07/15/16	370,000	396,363
				13,090,565
Consumer, Non-cyclical — 0.4%
ACCO Brands Corp.	10.625%	03/15/15	255,000	276,675
American Renal Holdings (f)	8.375%	05/15/18	470,000	465,300
ARAMARK Corp.	8.500%	02/01/15	635,000	641,350
Biomet, Inc.	10.000%	10/15/17	340,000	365,500
BioScrip, Inc. (f)	10.250%	10/01/15	450,000	445,500
Cenveo Corp.	7.875%	12/01/13	280,000	268,800
CHS/Community Health Systems, Inc.	8.875%	07/15/15	775,000	799,219
Constellation Brands, Inc.	7.250%	09/01/16	380,000	383,325
Deluxe Corp.	7.375%	06/01/15	95,000	94,288
DJO Finance LLC/DJO Finance Corp.	10.875%	11/15/14	155,000	162,750
Elan Corp. plc (f)	8.750%	10/15/16	485,000	471,056
HCA, Inc.	6.375%	01/15/15	635,000	592,931
HCA, Inc.	9.625%	11/15/16	1,100,000	1,177,000
Inverness Medical Innovations, Inc.	9.000%	05/15/16	575,000	576,437
Radiation Therapy Services, Inc. (f)	9.875%	04/15/17	475,000	456,000
Revlon Consumer Products Corp. (f)	9.750%	11/15/15	425,000	435,625
Service Corp. International	6.750%	04/01/16	550,000	545,875
Smithfield Foods, Inc.	7.750%	07/01/17	750,000	716,250
Smithfield Foods, Inc. (f)	10.000%	07/15/14	435,000	481,763
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings (f)	10.250%	12/01/17	335,000	340,025
Tenet Healthcare Corp. (f)	10.000%	05/01/18	1,125,000	1,243,125
United Rentals North America, Inc.	10.875%	06/15/16	360,000	386,100
Yankee Acquisition Corp.	9.750%	02/15/17	210,000	213,675
				11,538,569

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Diversified — 0.0%
Reynolds Group Escrow (f)	7.750%	10/15/16	$240,000	$234,600
Energy — 0.2%
Antero Resources Finance Corp. (f)	9.375%	12/01/17	325,000	325,000
Aquilex Holdings LLC/Aquilex Finance Corp. (f)	11.125%	12/15/16	345,000	345,000
Basic Energy Services, Inc.	11.625%	08/01/14	455,000	489,125
Berry Petroleum Co.	10.250%	06/01/14	350,000	376,250
Chesapeake Energy Corp.	6.500%	08/15/17	630,000	621,337
Complete Production Services, Inc.	8.000%	12/15/16	15,000	14,663
Dynegy Holdings, Inc.	7.750%	06/01/19	390,000	269,588
El Paso Corp.	7.000%	06/15/17	735,000	730,861
Hornbeck Offshore Services, Inc.	6.125%	12/01/14	385,000	343,613
Newfield Exploration Co.	6.625%	04/15/16	385,000	386,925
P2021 Rig Co. (f)	13.500%	12/15/13	270,000	272,700
Peabody Energy Corp.	7.375%	11/01/16	585,000	609,131
PetroHawk Energy Corp.	10.500%	08/01/14	475,000	510,625
Petroleum Development Corp.	12.000%	02/15/18	50,000	51,625
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	476,985
Rosetta Resources, Inc. (f)	9.500%	04/15/18	190,000	189,050
Thermon Industries, Inc. (f)	9.500%	05/01/17	550,000	558,250
				6,570,728
Financial — 0.6%
Ally Financial, Inc.	8.000%	11/01/31	1,950,000	1,798,875
BAC Capital Trust XI	6.625%	05/23/36	1,260,000	1,152,065
Cemex Finance LLC (f)	9.500%	12/14/16	365,000	352,225
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/13	72,649	74,465
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/14	108,974	111,698
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/15	108,974	111,698
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/16	181,624	186,165
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/17	254,274	260,631
CIT Group, Inc.	7.000%	05/01/13	77,942	74,629
CIT Group, Inc.	7.000%	05/01/14	116,913	110,191
CIT Group, Inc.	7.000%	05/01/15	116,913	107,852
CIT Group, Inc.	7.000%	05/01/16	194,856	177,806
CIT Group, Inc.	7.000%	05/01/17	1,002,799	902,519
Citigroup Capital XXI (VRN)	8.300%	12/21/77	1,200,000	1,168,726
Citigroup, Inc.	5.875%	02/22/33	500,000	448,373

	Interest Rate	Maturity Date	Principal Amount	Value
CPM Holdings, Inc. (f)	10.625%	09/01/14	$380,000	$401,375
Credit Acceptance Corp. (f)	9.125%	02/01/17	415,000	417,075
Entertainment Properties Trust – REIT (f)	7.750%	07/15/20	2,000,000	2,005,000
Fibria Overseas Finance Ltd. (f)	7.500%	05/04/20	233,000	236,495
Ford Motor Credit Co. LLC	8.700%	10/01/14	335,000	349,133
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,150,415
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	459,311
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	580,000	526,350
Host Hotels & Resorts LP – REIT	6.875%	11/01/14	600,000	598,500
International Lease Finance Corp. (f)	8.625%	09/15/15	610,000	577,975
International Lease Finance Corp.	5.400%	02/15/12	150,000	142,125
International Lease Finance Corp.	5.650%	06/01/14	400,000	355,000
International Lease Finance Corp.	6.625%	11/15/13	275,000	255,063
iStar Financial, Inc. – REIT	5.150%	03/01/12	2,574,500	2,111,090
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	1,550,000	1,247,750
NB Capital Trust IV	8.250%	04/15/27	975,000	950,625
New Communications Holdings, Inc. (f)	8.250%	04/15/17	120,000	120,450
New Communications Holdings, Inc. (f)	8.500%	04/15/20	135,000	135,338
Provident Funding Associates (f)	10.250%	04/15/17	605,000	611,050
TMX Finance LLC/TitleMax Finance Corp. (a) (f)	13.250%	07/15/15	305,000	317,200
UCI Holdco, Inc.	8.537%	12/15/13	183,186	177,690
				20,182,928
Industrial — 0.2%
Associated Materials LLC/Associated Materials Finance, Inc.	9.875%	11/15/16	115,000	123,338
Ball Corp.	7.125%	09/01/16	50,000	52,313
Ball Corp.	7.375%	09/01/19	70,000	72,800
Case New Holland, Inc. (f)	7.875%	12/01/17	320,000	322,400
Case New Holland, Inc.	7.125%	03/01/14	370,000	382,950
Crown Americas	7.750%	11/15/15	350,000	363,125
ESCO Corp. (f)	8.625%	12/15/13	160,000	158,800
Goodman Global Group, Inc. (f) (g)	0.000%	12/15/14	690,000	420,900
Harland Clarke Holdings Corp.	9.500%	05/15/15	1,000,000	910,000
Marquette Transportation Co./Marquette Transportation Finance Corp. (f)	10.875%	01/15/17	475,000	465,500

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Navios Maritime Holdings, Inc.	9.500%	12/15/14	$370,000	$355,200
Owens Corning, Inc.	9.000%	06/15/19	360,000	425,656
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	375,300
SPX Corp.	7.625%	12/15/14	465,000	477,787
				4,906,069
Technology — 0.2%
First Data Corp.	9.875%	09/24/15	805,000	611,800
First Data Corp.	10.550%	09/24/15	1,347,301	986,898
Freescale Semiconductor, Inc. (f)	9.250%	04/15/18	325,000	320,938
Freescale Semiconductor, Inc.	8.875%	12/15/14	850,000	775,625
IMS Health, Inc. (f)	12.500%	03/01/18	455,000	519,837
Mantech International Corp. (f)	7.250%	04/15/18	200,000	202,000
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	660,000	640,200
Stream Global Services, Inc.	11.250%	10/01/14	450,000	460,125
Sungard Data Systems, Inc.	10.250%	08/15/15	270,000	278,775
Unisys Corp. (f)	12.750%	10/15/14	735,000	821,362
Unisys Corp. (f)	14.250%	09/15/15	400,000	462,000
				6,079,560
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	370,000	373,700
Edison Mission Energy	7.200%	05/15/19	1,030,000	633,450
Energy Future Holdings Corp.	5.550%	11/15/14	985,000	699,719
Intergen NV (f)	9.000%	06/30/17	525,000	522,375
Mirant North America LLC	7.375%	12/31/13	700,000	715,750
NRG Energy, Inc.	7.375%	02/01/16	800,000	796,000
RRI Energy, Inc.	7.875%	06/15/17	600,000	567,000
				4,307,994
Total Corporate Bonds (Cost $82,040,280)				86,329,000
Asset-Backed Securities — 0.6%
Ace Securities Corp., Ser. 2005-HE7, Class A2D(FRN) (STEP)	0.677%	11/25/35	400,000	287,862
American Express Credit Account Master Trust, Ser. 2006-B, Class A(FRN)(f)	0.390%	08/15/13	1,600,000	1,599,511
Asset Backed Funding Certificates, Ser. 2005-WMC1, Class A2D(FRN) (STEP)	0.707%	06/25/35	145,554	144,867
Bank of America Credit Card Trust
Ser. 2006-A11, Class A11 (FRN)	0.380%	04/15/16	1,000,000	986,633

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2006-A12, Class A12 (FRN)	0.370%	03/15/14	$200,000	$199,259
Ser. 2006-A15, Class A15 (FRN)	0.350%	04/15/14	1,671,000	1,663,967
Ser. 2007-A6, Class A6 (FRN)	0.410%	09/15/16	3,000,000	2,956,310
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 1A2(FRN) (STEP)	0.567%	12/25/35	418,120	399,287
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2(FRN) (STEP)	0.667%	10/25/35	448,896	423,558
Chase Issuance Trust, Ser. 2006-A8, Class A8(FRN)	0.410%	02/16/16	1,900,000	1,880,697
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(FRN)	0.417%	04/24/14	1,000,000	995,489
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A(FRN) (STEP)	0.627%	04/25/34	293,688	233,314
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1(FRN) (STEP)	0.787%	04/25/36	51,115	44,693
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2(FRN) (STEP) (c)	1.448%	07/19/44	107,172	20,206
FBR Securitization Trust, Ser. 2005-2, Class AV31(FRN) (STEP)	0.617%	09/25/35	129,177	127,804
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4(FRN) (STEP)	0.667%	11/25/35	403,448	335,205
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3(FRN) (STEP)	0.537%	01/25/36	683,225	625,661
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3(FRN) (STEP)	0.597%	03/25/36	1,086,297	867,850
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.627%	08/25/45	1,159,682	1,115,961
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.817%	08/25/35	400,000	286,269
Ser. 2006-4, Class 2A3 (FRN) (STEP) (c)	0.507%	05/25/36	1,032,469	424,730

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1(FRN) (STEP)	0.747%	09/25/34	$20,524	$20,438
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.427%	03/25/33	233,898	208,740
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.667%	11/25/35	840,941	728,399
Ser. 2005-WMC4, Class M2 (FRN) (STEP)	0.787%	04/25/35	756,841	751,549
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2(FRN) (STEP) (c)	3.347%	01/25/33	358,058	238,626
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.947%	10/25/34	126,877	76,173
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.517%	10/25/36	700,000	276,856
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C(FRN) (STEP)	0.677%	10/25/35	118,093	105,792
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.647%	11/25/35	2,712,154	2,533,914
Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.607%	12/25/35	147,452	132,011
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B(FRN) (STEP)	0.577%	09/25/36	474,090	458,610
Washington Mutual, Inc., Ser. 2005-AR1, Class A3(FRN) (STEP)(c)	0.707%	01/25/45	266,152	165,929
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A(FRN) (STEP)	0.617%	11/25/35	46,095	45,783
Total Asset-Backed Securities (Cost $22,501,207)				21,361,953
Mortgage-Backed Securities – Private Issuers — 1.5%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN) (c)	2.749%	04/25/44	72,335	56,842
Ser. 2004-4, Class 4A (FRN) (c)	2.530%	02/25/45	279,217	251,428

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2005-1, Class 6A (FRN) (c)	2.749%	06/25/45	$456,002	$370,850
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	2,000,000	2,045,146
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,110,000	1,137,912
Ser. 2006-2, Class A1	5.611%	05/10/45	1,601,772	1,623,360
Ser. 2007-4, Class A4 (VRN)	5.935%	02/10/51	2,705,000	2,823,836
Banc of America Funding Corp., Ser. 2004-B, Class 1A2(VRN)(c)	3.210%	12/20/34	181,859	125,082
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	2,000,000	2,110,073
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,183,341
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A(VRN)(c)	5.502%	04/25/37	486,266	341,304
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4(VRN)	5.886%	11/15/44	4,000,000	4,055,474
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-CKP1, Class A3	6.439%	12/15/35	1,389,754	1,464,216
GE Capital Commercial Mortgage Corp.
Ser. 2001-2, Class A4	6.290%	08/11/33	493,336	509,003
Ser. 2001-3, Class A2	6.070%	06/10/38	500,000	521,330
Ser. 2002-1A, Class A3	6.269%	12/10/35	1,172,000	1,236,726
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	506,501
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	2,362,647	2,387,080
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN) (c)	2.912%	11/19/34	80,624	47,270
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.688%	06/20/35	105,493	84,468
Impac CMB Trust, Ser. 2004-9, Class M4(FRN) (STEP)(c)	1.922%	01/25/35	79,658	6,146

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIBC, Class A3	6.260%	03/15/33	$626,195	$634,700
Ser. 2002-C1, Class A3	5.376%	07/12/37	950,000	994,847
Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	5,091,725
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	1,180,000	1,195,043
LB-UBS Commercial Mortgage Trust
Ser. 2001-C3, Class A2	6.365%	12/15/28	1,450,000	1,496,440
Ser. 2002-C1, Class A4	6.462%	03/15/31	4,000,000	4,241,900
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	520,095
Ser. 2003-C8, Class A3	4.830%	11/15/27	580,000	600,409
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3(VRN)	5.960%	08/12/49	4,000,000	4,072,033
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2(FRN) (STEP)	0.754%	08/25/29	145,157	131,685
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	795,515
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3(VRN)	7.280%	03/15/30	4,000,000	4,349,942
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1(FRN) (STEP)(c)	0.667%	10/25/35	411,553	250,912
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c)	0.697%	03/25/35	377,356	301,040
Ser. 2005-RF3, Class 1A (FRN) (c) (f)	0.697%	06/25/35	771,521	608,315
Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.397%	09/25/36	371,701	359,913
Total Mortgage-Backed Securities — Private Issuers (Cost $46,345,822)				48,531,902
Mortgage-Backed Securities – US Government Agency Obligations — 0.8%
FHLMC
Pool #1B1349	3.282%	09/01/33	1,348,658	1,406,575
Pool #1M1044 (FRN)	2.465%	09/01/36	682,861	711,998
Pool #781697 (FRN)	2.655%	07/01/34	219,696	228,132
Pool #G18022	5.500%	11/01/19	2,144,822	2,330,315
Ser. 2002-2530, Class QI (FRN)(IO)	6.650%	01/15/32	228,375	27,856

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2003-2591, Class WP	3.500%	02/15/30	$195,940	$198,516
Ser. 2003-2640, Class DL	3.500%	11/15/16	45,642	45,879
Ser. 2003-2705, Class LB	4.500%	09/15/26	201,760	203,055
Ser. 2003-2725, Class PC	4.500%	05/15/28	251,692	254,419
Ser. 2005-2922, Class SE (FRN)(IO)	6.400%	02/15/35	456,148	58,714
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	80,174	9,097
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	39,715	4,265
Ser. 2005-2964, Class NA	5.500%	02/15/26	166,274	166,848
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	43,077	4,430
Ser. 2005-2980, Class SL (FRN)(IO)	6.350%	11/15/34	663,501	104,780
Ser. 2008-3424, Class XI (FRN)(IO)	6.220%	05/15/36	733,771	98,384
Ser. 2008-3489, Class SD (FRN)(IO)	7.450%	06/15/32	661,209	98,882
Ser. 2009-3560, Class KS (FRN)(IO)	6.050%	11/15/36	1,733,761	205,860
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	348,115	63,403
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	156,605	27,068
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	62,243	10,405
FNMA
Pool #685563 (FRN)	2.960%	01/01/33	335,005	350,048
Pool #693348 (FRN)	1.976%	02/01/33	2,242,032	2,323,517
Pool #739758 (FRN)	2.045%	08/01/33	239,929	248,853
Pool #801335	1.946%	09/01/34	836,006	865,716
Pool #806765 (FRN)	1.976%	11/01/34	224,028	232,366
Pool #815054 (FRN)	2.519%	04/01/35	355,938	371,944
Pool #828480 (FRN)	2.713%	06/01/35	263,399	266,865
Pool #831360	5.500%	03/01/21	354,431	387,767
Pool #834928 (FRN)	3.274%	07/01/35	395,884	413,427
Pool #841068 (FRN)	2.808%	11/01/34	1,337,839	1,397,836
Pool #847637	4.675%	01/01/34	187,261	194,600
Pool #865792	5.500%	03/01/21	292,617	316,689
Pool #879906 (FRN)	3.330%	10/01/33	1,130,462	1,179,940
Pool #889487 (FRN)	3.115%	08/01/35	312,427	326,403
Pool #894611 (FRN)	3.363%	03/01/36	2,194,235	2,293,917
Pool #894613 (FRN)	3.304%	03/01/36	1,861,652	1,939,260
Pool #985096	6.000%	12/01/38	1,366,933	1,484,276
Pool #991526	6.000%	11/01/38	586,407	636,747

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Pool #995651	6.000%	11/01/37	$959,516	$1,046,083
Ser. 2004-31, Class SG (FRN)(IO)	6.753%	08/25/33	581,225	63,712
Ser. 2004-49, Class SQ (FRN)(IO)	6.703%	07/25/34	366,127	49,564
Ser. 2004-51, Class SX (FRN)(IO)	6.773%	07/25/34	727,969	96,005
Ser. 2004-64, Class SW (FRN)(IO)	6.703%	08/25/34	1,110,169	170,149
Ser. 2004-66, Class SE (FRN)(IO)	6.153%	09/25/34	762,075	94,452
Ser. 2005-12, Class SC (FRN)(IO)	6.403%	03/25/35	853,633	129,068
Ser. 2005-45, Class SR (FRN)(IO)	6.373%	06/25/35	680,843	88,912
Ser. 2005-86, Class WH	5.000%	11/25/25	321,615	323,711
Ser. 2006-10, Class FD (FRN)	0.697%	03/25/36	57,745	57,050
Ser. 2006-101, Class SE (FRN)(IO)	6.903%	10/25/36	853,426	112,992
Ser. 2007-25, Class FA (FRN)	0.747%	04/25/37	1,782,686	1,782,443
Ser. 2007-86, Class SB (FRN)(IO)	6.203%	09/25/37	701,983	62,856
Ser. 2008-34, Class SM (FRN)(IO)	6.403%	05/25/38	1,370,876	204,238
Ser. 2009-111, Class SE (FRN)(IO)	5.903%	01/25/40	1,169,110	103,557
Ser. 2009-42, Class SI (FRN)(IO)	5.653%	06/25/39	777,855	72,056
Ser. 2009-87, Class SX (FRN)(IO)	5.900%	11/25/39	2,938,390	341,233
FNMA Strip
Ser. 2005-357, Class 2 (IO)	5.000%	03/01/35	151,582	27,301
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	973,675	171,336
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	55,681	7,679
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	417,418	476,166
Total Mortgage-Backed Securities – US Government Agency Obligations (Cost $26,720,293)				26,969,615
Bank Loans — 0.1%
American General Finance Corp. Term Loan B (FRN)	7.250%	04/21/15	195,000	189,443
CIT Group, Inc. (FRN)	13.000%	01/20/12	99,000	102,044
Consolidated Container Co. (FRN)	5.880%	09/28/14	500,000	428,750
Delos Aircraft, Inc. (FRN)	7.000%	03/15/16	100,000	98,107

	Interest Rate	Maturity Date	Principal Amount	Value
Federal-Mogul Corp. – Term Loan B (FRN)	2.290%	12/29/14	$328,560	$285,847
Federal-Mogul Corp. – Term Loan C (FRN)	2.290%	12/28/15	167,633	145,840
International Lease Finance Co. (FRN)	6.750%	03/15/15	170,000	167,329
Texas Competitive Electric Holdings Co. LLC (FRN)	4.030%	10/10/14	3,053	2,250
Texas Competitive Electric Holdings Co. LLC (FRN)	3.850%	10/10/14	49,999	36,843
Texas Competitive Electric Holdings Co. LLC (FRN)	4.070%	10/10/14	318,376	234,603
Texas Competitive Electric Holdings Co. LLC (FRN)	3.870%	10/10/14	222,465	163,929
Vertrue, Inc. (FRN)	7.540%	08/14/15	605,000	496,100
Total Bank Loans (Cost $2,209,808)				2,351,085
US Treasury Securities — 15.6%
US Treasury Inflation Indexed Bond	2.375%	01/15/25	30,184,650	33,483,742
US Treasury Inflation Indexed Bond	2.375%	01/15/27	10,809,900	11,975,337
US Treasury Inflation Indexed Bond	1.750%	01/15/28	72,839,900	73,886,974
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,347,135	18,476,088
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,456,755	12,312,251
US Treasury Inflation Indexed Bond	2.125%	02/15/40	61,523,990	67,412,020
US Treasury Inflation Indexed Note	2.375%	04/15/11	19,549,562	19,874,886
US Treasury Inflation Indexed Note (h)	0.625%	04/15/13	42,904,992	43,786,561
US Treasury Inflation Indexed Note	1.250%	04/15/14	14,420,980	15,055,272
US Treasury Inflation Indexed Note	0.500%	04/15/15	3,621,348	3,669,161
US Treasury Inflation Indexed Note	1.875%	07/15/15	25,104,800	26,899,391
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,207,280	4,746,010
US Treasury Inflation Indexed Note	1.625%	01/15/18	56,190,780	59,228,566
US Treasury Inflation Indexed Note	1.375%	07/15/18	75,819,750	78,580,044
US Treasury Inflation Indexed Note	2.125%	01/15/19	30,155,895	32,907,620
Total US Treasury Securities (Cost $469,792,659)				502,293,923

	Number of Shares	Value
Acquired Funds — 18.4%
Exchange-Traded Funds — 1.7%
iShares Dow Jones U.S. Real Estate Index Fund	150,000	$7,081,500
iShares MSCI Emerging Markets Index Fund	175,000	6,531,000
Vanguard Emerging Markets ETF	870,000	33,051,300
Vanguard FTSE All-World ex-US ETF	100,000	3,838,000

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Vanguard REIT ETF	100,000	$4,649,000
		55,150,800
Mutual Funds — 3.6%
PIMCO Commodity RealReturn Strategy Fund	5,667,765	41,828,106
Vanguard High-Yield Corporate Fund	13,247,835	72,200,698
		114,028,804
Private Investment Funds (i) — 13.1%
Canyon Value Realization Fund, LP (a) (c) (d) (e)		47,742,759
Convexity Capital Offshore, LP (a) (c) (d) (e)		84,823,515
Farallon Capital Institutional Partners, LP (a) (c) (d) (e)		65,098,172
Joho Partners, LP (a) (c) (d) (e)		20,025,914
Lansdowne UK Equity Fund Ltd. (a) (c) (d) (e)	176,926	66,318,348
Lone Cascade, LP (a) (c) (d) (e)		13,556,282
Lone Picea, LP, Class E (a) (c) (d) (e)		908,317
Lone Picea, LP, Class F (a) (c) (d) (e)		1,356,011
Lone Picea, LP, Class H (a) (c) (d) (e)		1,317,182
Lone Redwood, LP (a) (c) (d) (e)		9,933,744
Maverick Fund USA Ltd. (a) (c) (d) (e)		27,238,679
Nomad Investment Partnership LP, Class A (a) (c) (d) (e)		16,425,589
Nomad Investment Partnership LP, Class R (a) (c) (d) (e)		7,630,059
OZ Domestic Partners, LP (a) (c) (d) (e)		16,856,527
Regiment Capital Ltd. (a) (c) (d) (e)	45,152	10,322,908
Theleme Fund Ltd. (a) (c) (d) (e)	320,000	32,039,702
		421,593,708
Total Acquired Funds (Cost $457,342,160)		590,773,312
Preferred Stocks — 0.4%
Barclays Bank plc, 8.55%, (United Kingdom) (f)	485,000	468,025
Developers Diversified Realty Corp., 8.00%, Series G – REIT (United States) (a)	6,600	150,348
Developers Diversified Realty Corp., 7.375%, Series H – REIT (United States) (a)	2,300	47,403
Developers Diversified Realty Corp., 7.50%, Series I – REIT (United States) (a)	10,400	216,840
Entertainment Properties Trust, 9.00%, Series E – REIT (United States) (a)	111,700	2,870,690
Glimcher Realty Trust, 8.75%, Series F – REIT (United States) (a)	6,600	148,566
Glimcher Realty Trust, 8.125%, Series G – REIT (United States) (a)	30,200	650,810
iStar Financial, Inc., 8.00%, Series D – REIT (United States) (a)	42,600	596,400

	Number of Shares	Value
iStar Financial, Inc., 7.875%, Series E – REIT (United States) (a)	83,100	$1,066,173
iStar Financial, Inc., 7.80%, Series F – REIT (United States) (a)	125,200	1,611,324
iStar Financial, Inc., 7.65%, Series G – REIT (United States)	60,700	774,532
iStar Financial, Inc., 7.50%, Series I – REIT (United States) (a)	27,800	352,504
Kilroy Realty Corp., 7.80%, Series E – REIT (United States) (a)	25,100	615,954
Kilroy Realty Corp., 7.50%, Series F – REIT (United States) (a)	29,500	695,020
Malaysian Airline System Berhad, 30.00%, (Malaysia)	40,000	9,822
Taubman Centers, Inc., 8.00%, Series G – REIT (United States) (a)	30,600	765,000
Vale SA, 1.46%, (Brazil)	71,100	1,493,297
Wells Fargo & Co., 7.98%, Class A, Series K (United States)	1,275,000	1,313,250
Total Preferred Stocks (Cost $11,240,063)		13,845,958
Purchased Options — 0.0%
EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216, JPY Strike 139.82), Expiring 09/16/10 (Cost $500,000) (a) (c) (e)	50,000,000	421,900

	Number of Contracts
Rights — 0.0%
Iberdrola SA, Expiring 07/01/10 (Spain) (Cost $122,675) (a)	523,153	122,190
Warrants — 0.1%
Eurofins Scientific Warrants Expiring 06/17/29 (France) (a)	72	4
Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	146,000	4,695
Henderson Land Development Co. Ltd. Warrants Expiring 06/01/11 (Hong Kong) (a)	62,400	10,578
NMDC Ltd. (Morgan Stanley) Warrants Expiring 03/25/15 (India) (a) (c)	343,881	1,966,145
Total Warrants (Cost $2,279,409)		1,981,422

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 28.2%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/10 (proceeds at maturity $99,358,693) (collateralized by US Treasury Bills, due 04/30/12 through 04/30/15 with a total principal value of $97,525,000 and a total market value of $101,383,266)
(Cost $99,358,693)	0.000%	07/01/10	$99,358,693	$99,358,693
US Treasury Securities — 25.1%
US Treasury Bill (j)		07/01/10	28,000,000	28,000,000
US Treasury Bill (j)		07/08/10	30,000,000	29,999,580
US Treasury Bill (j)		07/15/10	30,000,000	29,998,830
US Treasury Bill (j)		08/12/10	55,000,000	54,989,440
US Treasury Bill (j)		08/19/10	40,000,000	39,991,000

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (j)		09/02/10	$40,000,000	$39,989,000
US Treasury Bill (j)		09/16/10	20,000,000	19,993,360
US Treasury Bill (j)		09/23/10	40,000,000	39,985,080
US Treasury Bill (j)		09/30/10	50,000,000	49,977,900
US Treasury Bill (j)		10/07/10	20,000,000	19,991,460
US Treasury Bill (j)		10/14/10	20,000,000	19,991,140
US Treasury Bill (h) (j)		10/21/10	100,000,000	99,950,200
US Treasury Bill (j)		10/28/10	20,000,000	19,990,280
US Treasury Bill (j)		11/04/10	60,000,000	59,963,880
US Treasury Bill (j)		11/10/10	10,000,000	9,992,810
US Treasury Bill (j)		11/12/10	30,000,000	29,979,900
US Treasury Bill (j)		11/26/10	20,000,000	19,984,620
US Treasury Bill (j)		12/02/10	40,000,000	39,968,840
US Treasury Bill (j)		12/09/10	30,000,000	29,973,840
US Treasury Bill (j)		12/16/10	39,000,000	38,962,677
US Treasury Bill (j)		12/23/10	65,000,000	64,932,075
US Treasury Bill (j)		12/30/10	20,000,000	19,977,760
Total US Treasury Securities (Cost $806,541,154)				806,583,672
Total Short-Term Investments (Cost $905,899,847)				905,942,365
Total Investments — 104.1% (Cost $3,197,427,615)				3,347,889,630
Liabilities in Excess of Other Assets — (4.1%)				(133,067,614)
Net Assets — 100.0%				$3,214,822,016

	Number of Shares	Value
Securities Sold Short — (0.8%)
Common Stocks — (0.8%)
Real Estate Investment Trusts (REITs) — (0.8%)
Alexandria Real Estate Equities, Inc.	(38,100)	$(2,414,397)
DuPont Fabros Technology, Inc.	(110,100)	(2,704,056)
First Potomac Realty Trust	(9,995)	(143,628)
Glimcher Realty Trust	(394,098)	(2,356,706)
Home Inns & Hotels Management, Inc. – ADR (China) (a)	(65,200)	(2,545,408)
Liberty Property Trust	(67,500)	(1,947,375)
Pennsylvania Real Estate Investment Trust	(185,900)	(2,271,698)
Piedmont Office Realty Trust, Inc., Class A	(75,100)	(1,406,623)
Post Properties, Inc.	(120,200)	(2,732,146)
PS Business Parks, Inc.	(24,100)	(1,344,298)
Realty Income Corp.	(45,300)	(1,373,949)
Senior Housing Properties Trust	(65,600)	(1,319,216)
Sun Communities, Inc.	(94,700)	(2,458,412)
		(25,017,912)
Total Common Stocks (Proceeds $26,405,013)		(25,017,912)
Total Securities Sold Short (Proceeds $26,405,013)		$(25,017,912)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010
ADR	American Depositary Reciept
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of June 30, 2010.
GBP	British pound
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
JPY	Japanese yen
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of June 30, 2010.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 23% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a “designer stock”.
(c)	Illiquid security.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$46,436	$37,217
Canyon Value Realization Fund, LP	12/31/97 – 04/03/06	23,797,935	47,742,759
Convexity Capital Offshore, LP	02/16/06 – 04/01/10	62,000,000	84,823,515
Eurocastle Investment Ltd.	6/19/09	234,881	157,503
Farallon Capital Institutional Partners, LP	04/01/95 – 01/04/10	42,746,139	65,098,172
Jazz Air Income Fund	03/12/07 – 05/22/07	66,081	34,181
Joho Partners, LP	01/03/07	15,000,000	20,025,914
Lansdowne UK Equity Fund Ltd.	06/01/06 – 10/01/09	51,000,000	66,318,348
Lone Cascade, LP	01/03/06 – 01/02/08	13,788,000	13,556,282
Lone Picea, LP, Class E	01/02/09	964,000	908,317
Lone Picea, LP, Class F	01/03/05	1,617,000	1,356,011
Lone Picea, LP, Class H	01/02/03 – 01/02/04	1,315,000	1,317,182
Lone Redwood, LP	12/29/98	3,154,356	9,933,744
Maverick Fund USA Ltd.	01/03/06 – 10/01/07	20,000,000	27,238,679
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	16,425,589
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	7,630,059
OZ Domestic Partners, LP	12/31/01 – 09/30/03	9,000,000	16,856,527
Regiment Capital Ltd.	06/30/03	6,000,000	10,322,908
Theleme Fund Ltd.	02/01/10	32,000,000	32,039,702
Total (13.1% of net assets)			$421,822,609

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010
(e)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $421,070,141, which represents 13.1% of the fund’s net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2010. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Common Stocks	35.3%
Short-Term Investments	28.2%
US Treasury Securities	15.6%
Private Investment Funds	13.1%
Mutual Funds	3.6%
Corporate Bonds	2.7%
Mortgage-Backed Securities	2.3%
Exchange-Traded Funds	1.7%
Asset-Backed Securities	0.6%
Preferred Stocks	0.4%
Convertible Bonds	0.4%
Bank Loans	0.1%
Warrants	0.1%
Subordinated Convertible Notes	0.0%
Purchased Options	0.0%
Rights	0.0%
Total Investments	104.1%
Securities Sold Short	(0.8)%
Liabilities in Excess of Other Assets	(3.3)%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
225	September 2010 ASX S&P 200 Index	$21,461,848	$20,179,907	$(1,281,941)
391	September 2010 Australian Dollar	31,786,711	32,742,340	955,629
765	September 2010 British Pound	69,323,324	71,508,375	2,185,051
310	September 2010 CAC 40 Index	13,747,860	13,032,887	(714,973)
514	September 2010 Canadian Dollar	49,316,501	48,326,280	(990,221)
67	September 2010 DAX Index	12,705,389	12,210,781	(494,608)
1095	September 2010 Dow Jones EURO STOXX 50 Index	35,189,665	34,386,044	(803,621)
546	September 2010 Japanese Yen	74,915,065	77,224,875	2,309,810
625	September 2010 S&P 500 e-Mini Index	33,189,774	32,081,250	(1,226,801)
219	September 2010 Swiss Franc	23,865,441	25,445,063	1,579,622
649	September 2010 Topix Index	62,534,569	61,549,115	(985,454)
100	September 2010 TSE 60 Index	12,991,119	12,384,576	(606,543)
356	September 2010 5-Year US Treasury Note	41,668,352	42,133,156	464,804
32	September 2010 90-Day Eurodollar	7,943,355	7,947,600	4,245
1	June 2014 90-day Eurodollar	241,115	241,600	485
				395,484
	Short Financial Futures Contracts
14	September 2010 10-Year Interest Rate Swap	(1,456,402)	(1,507,625)	(51,223)
60	September 2010 30-Year US Treasury Bond	(7,437,506)	(7,650,000)	(212,494)
213	September 2010 2-Year US Treasury Note	(46,451,468)	(46,610,391)	(158,923)
16	September 2010 10-Year US Treasury Note	(1,933,460)	(1,960,750)	(27,290)
10	September 2010 Ultra Long Term US Treasury Bond	(1,309,272)	(1,358,125)	(48,853)
1	December 2010 90-Day Eurodollar	(247,923)	(248,075)	(152)
1	March 2011 90-Day Eurodollar	(247,710)	(247,900)	(190)
1	June 2011 90-Day Eurodollar	(247,335)	(247,650)	(315)
14	September 2011 90-Day Eurodollar	(3,453,415)	(3,462,025)	(8,610)
53	December 2011 90-Day Eurodollar	(12,985,755)	(13,079,075)	(93,320)
46	March 2012 90-Day Eurodollar	(11,244,997)	(11,328,650)	(83,653)
57	June 2012 90-Day Eurodollar	(13,853,757)	(14,004,900)	(151,143)
45	September 2012 90-Day Eurodollar	(10,888,150)	(11,030,625)	(142,475)
39	December 2012 90-Day Eurodollar	(9,419,828)	(9,536,475)	(116,647)
39	March 2013 90-Day Eurodollar	(9,400,003)	(9,516,488)	(116,485)
39	June 2013 90-Day Eurodollar	(9,380,615)	(9,495,525)	(114,910)
28	September 2013 90-Day Eurodollar	(6,733,580)	(6,802,950)	(69,370)
27	December 2013 90-Day Eurodollar	(6,481,082)	(6,545,812)	(64,730)
7	March 2014 90-Day Eurodollar	(1,682,170)	(1,694,175)	(12,005)
				(1,472,788)
				$(1,077,304)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Credit Default Swap Contracts
Protection Purchased
06/20/2015	Credit Suisse First Boston International		5.000% per annum	Par, upon delivery of Forest Oil Corp. Bond upon credit event	$521,111	$(8,679)
Total Return Swap Contracts
Long Total Return Swap Contracts
03/31/2011	Goldman Sachs International	(e)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	70,047,141	(2,237,884)
Short Total Return Swap Contracts
08/31/2010	Barclays Capital	(c)(e)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	24,645,485	1,031,751
						$(1,206,133)

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2010. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$—	$122,190	$122,190
Warrants	Investments, at value	—	—	—	1,981,422	1,981,422
Purchased Options	Investments, at value	—	421,900	—	—	421,900
Swap Contracts	Swap contracts, at value	—	—	—	1,031,751	1,031,751
Futures Contracts	Variation margin*	469,534	7,030,112		—	7,499,646
Total Value – Assets		$469,534	$7,452,012	$—	$3,135,363	$11,056,909
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$—	$(8,679)	$(2,237,884)	$(2,246,563)
Futures Contracts	Variation margin*	(1,472,788)	(990,221)	—	(6,113,941)	(8,576,950)
Total Value – Liabilities		$(1,472,788)	$(990,221)	$(8,679)	$(8,351,825)	$(10,823,513)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2010

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$67,357	$67,357
Warrants	Net realized gain (loss) from Investments	—	—	—	—	—
Purchased Options	Net realized gain (loss) from Investments	—	(1,531,000)	—	268,700	(1,262,300)
Swap Contracts	Net realized gain (loss) from Swap agreements	—	—	241,362	2,434,251	2,675,613
Futures Contracts	Net realized gain (loss) from Futures contracts	(24,012)	(16,372,417)	—	5,017,452	(11,378,977)
Forward Contracts	Net realized gain (loss) from Forward currency contracts	—	(56,841)	—	—	(56,841)
Total Realized Gain (Loss)		$(24,012)	$(17,960,258)	$241,362	$7,787,760	$(9,955,148)

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$—	$—	$(485)	$(485)
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	(299,757)	(299,757)
Purchased Options	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	317,150	—	1,583,000	1,900,150
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	(8,679)	(3,053,947)	(3,062,626)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(1,826,397)	10,673,485	—	(9,903,326)	(1,056,238)
Total Change in Appreciation (Depreciation)		$(1,826,397)	$10,990,635	$(8,679)	$(11,674,515)	$(2,518,956)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2010
Assets
Investments in securities, at value (cost: $3,098,068,922)	$3,248,530,937
Repurchase agreements (cost: $99,358,693)	99,358,693
Deposits with brokers for securities sold short	19,575,121
Cash denominated in foreign currencies (cost: $2,798,807)	2,809,921
Receivables for:
Investment securities sold	12,942,854
Interest	5,634,049
Dividends and tax reclaims	3,654,788
Swap contracts, at value	1,031,751
Total Assets	3,393,538,114
Liabilities
Reverse repurchase agreements (Note 7)	101,389,750
Securities sold short, at value (proceeds: $26,405,013)	25,017,912
Due to broker for futures variation margin	2,484,697
Swap contracts, at value	2,246,563
Payable for:
Investment securities purchased	36,113,437
Distributions	5,359,420
Money manager fees	2,657,682
Accrued expenses and other liabilities	2,018,649
Dividends payable for short sales	1,025,305
Investment advisory fees	385,499
Interest on reverse repurchase agreements	17,184
Total Liabilities	178,716,098
Net Assets	$3,214,822,016
Shares Outstanding (1,000,000,000 authorized shares, par value $0.001)	228,444,944
Net Asset Value Per Share	$14.07
Components of Net Assets:
Capital stock	$3,318,842,751
Distributions in excess of net investment income	(83,411,788)
Accumulated net realized loss on investments	(169,997,415)
Net unrealized appreciation on investments and foreign currencies	149,388,468
$3,214,822,016

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010
Investment Income
Interest	$15,104,872
Dividends (net of foreign withholding taxes of $1,208,370)	21,353,534
Total Investment Income	36,458,406
Operating Expenses
Investment advisory fees	2,245,643
Money manager fees	8,271,216
Fund administration fees	1,293,626
Professional fees	165,395
Administrative fees	320,066
Chief compliance officer fees	79,362
Registration and filing fees	44,132
Insurance	27,866
Director fees	25,015
Interest (Note 7)	116,711
Dividends on securities sold short	614,672
Miscellaneous fees and other	43,509
Total Operating Expenses	13,247,213
Net Investment Income	23,211,193
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $320)	31,261,041
Short sales	2,897,898
Swap agreements	2,675,613
Financial futures contracts	(11,378,977)
Forward currency contracts and foreign currency-related transactions	(838,002)
Net Realized Gain	24,617,573
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(103,931,755)
Net Realized and Unrealized Loss on Investments and Foreign Currencies	(79,314,182)
Net Decrease in Net Assets Resulting from Operations	$(56,102,989)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2010 (Unaudited)	Year Ended 12/31/2009
Increase in Net Assets From Operations
Net investment income	$23,211,193	$33,666,825
Net realized gain (loss) on investments and foreign currencies	24,617,573	69,963,439
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(103,931,755)	514,776,665
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,102,989)	618,406,929
Distributions
From net investment income	(22,678,075)	(118,960,750)
Decrease in Net Assets Resulting from Distributions	(22,678,075)	(118,960,750)
Capital Share Transactions
Proceeds from shares sold	289,213,329	527,746,308
Proceeds from distributions reinvested	13,148,570	67,488,784
Entry/exit fees	1,810,487	3,235,325
Cost of shares redeemed	(71,291,538)	(116,666,639)
Net Increase From Capital Share Transactions	232,880,848	481,803,778
Total Increase in Net Assets	154,099,784	981,249,957
Net Assets
Beginning of period	3,060,722,232	2,079,472,275
End of period	$3,214,822,016	$3,060,722,232
Including undistributed (distributions in excess of) net investment income	$(83,411,788)	$(83,944,906)
Capital Share Transactions (in shares)
Shares sold	19,750,317	39,885,748
Shares reinvested	916,129	5,134,522
Shares redeemed	(4,873,065)	(10,134,637)
Net Increase	15,793,381	34,885,633

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2010
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(56,102,989)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(712,863,559)
Investments sold	417,436,099
Purchases to cover securities sold short	(39,093,900)
Securities sold short	45,775,916
(Purchase)/Sale of short term investments, net	35,556,804
Advance purchase of investment	25,000,000
Amortization (accretion) of discount and premium, net	(4,371,247)
Increase in foreign currency	(2,712,032)
Increase in interest receivable	(678,512)
Increase in dividends and tax reclaims receivable	(823,956)
Decrease in private investment fund redeemed	846,855
Increase in deposit at brokers for securities sold short	(5,168,978)
Increase in interest payable	11,290
Increase in dividends payable for securities sold short	611,945
Increase in variation margin payable on financial futures contracts	2,288,867
Increase in accrued expenses and other liabilities	3,077,587
Increase in investment advisory fees payable	385,499
Net realized (gain) loss	(34,158,939)
Net change in unrealized (appreciation) depreciation on investments	102,336,807
Net cash from (used in) operating activities	(222,646,443)
Cash flows from (used in) financing activities
Proceeds from shares sold	290,667,358
Payment on shares redeemed	(70,935,080)
Cash distributions paid	(4,170,085)
Increase (decrease) in payable for reverse repurchase agreements	7,084,250
Net cash from (used in) financing activities	222,646,443
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$13,148,570
Interest paid:	$105,421

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
June 30, 2010
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During the Period* 1/1/10 – 6/30/10
1) Actual	$1,000	$898.90	$3.30
2) Hypothetical	$1,000	$1,021.32	$3.51
*	Expenses are equal to the fund’s annualized expense ratio of 0.70% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

Pro Forma Expense Information

As described in the section of this report entitled Approval of the New Money Manager Agreements, the Board approved a new money manager agreement for International Equity Fund with new money manager, Mission Value Partners, LLC, effective June 1, 2010. Had Mission Value Partners, LLC served as a money manager for IEF during the full six-month period under the new arrangements (see Note 4 to the Financial Statements), the annualized expense ratio would have been 0.72% and the expenses paid under the actual and hypothetical scenarios would have been $3.39 and $3.61, respectively. This pro forma expense information includes only the effects of the base fee portion of the new Money Manager Agreement fee schedule, not the performance fee portion. The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

TIFF International Equity Fund
June 30, 2010
Financial Highlights

	Six Months Ended 6/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
For a share outstanding throughout each period
Net asset value, beginning of period	$11.93		$9.31	$17.65	$17.18	$14.76	$13.30
Income (loss) from investment operations
Net investment income	0.11		0.11	0.15	0.56	0.39	0.27
Net realized and unrealized gain (loss) on investments	(1.32)		3.33	(7.64)	2.37	3.77	1.67
Total from investment operations	(1.21)		3.44	(7.49)	2.93	4.16	1.94
Less distributions from
Net investment income	(0.14)		(0.84)	(0.02)	(0.98)	(0.70)	(0.50)
Net realized gains	—		0.00 (a)	(0.86)	(1.53)	(1.06)	—
Total distributions	(0.14)		(0.84)	(0.88)	(2.51)	(1.76)	(0.50)
Entry/exit fee per share (b)	0.00	(a)	0.02	0.03	0.05	0.02	0.02
Net asset value, end of period	$10.58		$11.93	$9.31	$17.65	$17.18	$14.76
Total return (c)	(10.11	)%(d)	37.13%	(42.92)%	17.43%	28.74%	14.94%
Ratios/supplemental data
Net assets, end of period (000s)	$168,144		$201,681	$180,348	$400,168	$295,808	$241,536
Ratio of expenses to average net assets (e)	0.70	%(f)	1.06%	0.80%	0.77%	0.67%	0.90%
Ratio of expenses to average net assets before expense waivers (e)	0.70	%(f)	1.06%	0.80%	0.77%	0.67%	0.92%
Ratio of net investment income to average net assets	2.41	%(f)	1.40%	2.34%	1.91%	2.10%	1.83%
Portfolio turnover	9	%(d)	13%	17%	16%	16%	14%

(a)	Rounds to less than $0.01.
(b)	Calculation based on average shares outstanding.
(c)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(d)	Not annualized.
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(f)	Annualized.

See accompanying Notes to Financial Statements.

TIFF International Equity Fund / Schedule of Investments (unaudited)*
June 30, 2010

	Number of Shares	Value
Investments — 100.5% of net assets
Common Stocks — 74.0%
Australia — 4.4%
Alumina Ltd.	97,468	$123,510
Amcor Ltd.	262,642	1,399,260
Australia and New Zealand Banking Group Ltd.	31,313	562,135
BHP Billiton Ltd.	15,511	482,390
Foster's Group Ltd.	222,228	1,051,321
Iluka Resources Ltd. (a)	34,024	131,791
Orica Ltd.	12,055	253,790
QBE Insurance Group Ltd.	53,936	820,815
Santos Ltd.	29,348	308,064
Telstra Corp. Ltd.	538,739	1,465,906
Wesfarmers Ltd.	31,896	763,656
		7,362,638
Austria — 0.0%
BWIN Interactive Entertainment AG	745	32,975
Oesterreichische Post AG	2,035	50,001
		82,976
Belgium — 0.2%
Ageas, Strip VVPR (a) (b)	39,122	48
Anheuser-Busch InBev NV	5,515	264,907
Fortis	40,320	90,053
		355,008
Brazil — 0.6%
Companhia de Concessoes Rodoviarias	23,100	478,381
Redecard SA	34,500	487,396
		965,777
Canada — 1.8%
AbitibiBowater, Inc. (a)	12,095	6,931
Ace Aviation Holdings, Inc., Class A (a)	6,301	48,890
BCE, Inc.	29,623	864,300
Bell Aliant Regional Communications Income Fund (b) (c) (d)	565	13,497
Bombardier, Inc., Class B	155,702	707,903
Catalyst Paper Corp. (a)	91,463	13,317
Fraser Papers, Inc. (a) (b) (c)	16,670	—
Groupe Aeroplan, Inc.	5,221	43,453
Imperial Oil Ltd.	11,213	408,473
Jazz Air Income Fund (b) (c) (d)	3,206	12,347
Onex Corp.	2,740	65,865
Rogers Communications, Inc., Class B	24,036	785,282
		2,970,258
Chile — 0.5%
Enersis SA – SPADR	43,400	864,094
China — 1.0%
China Construction Bank Corp., Class H	823,000	662,309
China Shenhua Energy Co. Ltd.	72,000	261,131
Hengan International Group Co. Ltd.	35,500	286,225
Tsingtao Brewery Co. Ltd.	93,000	434,577
		1,644,242
Czech Republic — 0.2%
CEZ A.S.	10,338	424,543

	Number of Shares	Value
Denmark — 1.1%
Carlsberg A/S, Class B	2,869	$218,123
Coloplast A/S, Class B	3,928	389,908
GN Store Nord A/S (GN Great Nordic) (a)	44,007	303,762
Novo Nordisk A/S, Class B	1,115	89,942
Vestas Wind Systems A/S (a)	7,552	313,921
William Demant Holding (a)	6,590	481,233
		1,796,889
Finland — 0.9%
Kone Oyj, Class B	575	22,863
Metso Oyj	18,251	582,809
Sampo Oyj, Class A	27,799	581,642
Tieto Oyj	7,458	122,064
UPM-Kymmene Oyj	16,273	215,629
Wartsila Oyj Corp.	1,354	61,680
		1,586,687
France — 5.4%
Atos Origin SA (a)	492	19,651
AXA SA	15,258	231,401
BNP Paribas	6,510	347,597
Carrefour SA	43,316	1,710,272
Compagnie de Saint-Gobain	18,959	700,023
Eurofins Scientific	1,059	37,577
France Telecom SA	58,167	1,003,723
GDF Suez, Strip VVPR (a) (b)	6,615	8
Groupe Eurotunnel SA Registered	38,397	259,501
Legrand SA	11,215	330,404
Neopost SA	3,859	279,262
SA des Ciments Vicat	818	54,853
Sanofi-Aventis	24,525	1,478,928
SCOR SE	1,573	30,065
Societe Generale, Class A	13,978	568,607
Thales SA	7,166	230,350
Total SA	32,237	1,434,691
Vinci SA	10,900	448,841
		9,165,754
Germany — 3.0%
BASF SE	10,781	588,174
Bayerische Motoren Werke AG	5,442	263,220
Daimler AG Registered (a)	11,432	578,884
Deutsche Telekom AG	87,298	1,029,090
E.ON AG	11,185	301,098
Fresenius Medical Care AG & Co.	10,269	555,550
Fresenius Medical Care AG & Co. — ADR	4,660	250,195
RWE AG	21,776	1,419,371
		4,985,582
Hong Kong — 3.6%
Asia Satellite Telecommunications Holdings Ltd.	8,500	13,029
China Mobile Ltd.	60,000	597,989
First Pacific Co.	570,000	385,666
Henderson Land Development Co. Ltd.	40,668	236,928
Hong Kong & Shanghai Hotels Ltd. (The)	113,004	186,876
Hong Kong Aircraft Engineering Co. Ltd.	10,200	137,086
Hongkong Electric Holdings Ltd.	100,000	595,186
i-Cable Communications Ltd. (a)	284,000	43,130

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Jardine Matheson Holdings Ltd.	48,720	$1,702,425
Jardine Strategic Holdings Ltd.	48,312	1,001,953
Mandarin Oriental International Ltd.	34,881	49,165
Midland Holdings Ltd.	108,000	88,279
New World Development Ltd.	323,443	522,497
Next Media Ltd. (a)	200,000	28,557
Silver Grant International Ltd.	86,000	24,138
SmarTone Telecommunications Holdings Ltd.	134,478	138,782
Television Broadcasts Ltd.	42,000	194,646
Wheelock & Co. Ltd.	63,000	177,032
		6,123,364
India — 0.4%
Axis Bank Ltd. — GDR Registered	25,605	678,533
Indonesia — 0.8%
Bank Pan Indonesia Tbk PT (a)	3,252,270	362,827
Bank Permata Tbk PT (a)	5,572	721
Citra Marga Nusaphala Persada Tbk PT (a)	156,500	14,727
Gudang Garam Tbk PT	22,500	83,888
Indofood Sukses Makmur Tbk PT	435,500	196,609
Matahari Putra Prima Tbk PT	1,248,425	126,973
Mulia Industrindo Tbk PT (a) (b)	221,500	7,819
Perusahaan Gas Negara (Persero) Tbk PT	901,500	381,186
Semen Gresik (Persero) Tbk PT	246,000	235,263
		1,410,013
Ireland — 0.4%
DCC plc	2,928	66,144
Experian plc	57,549	498,284
Fyffes plc	140,788	56,804
Independent News & Media plc (a)	41,422	36,780
Paddy Power plc	2,158	67,006
Total Produce plc	79,313	33,315
		758,333
Italy — 1.5%
Banco Popolare Societa Cooperativa	11,530	63,363
Fiat SpA	44,439	457,356
Finmeccanica SpA	3,610	37,462
Intesa Sanpaolo	214,177	564,011
Luxottica Group SpA – SPADR	17,974	432,994
Natuzzi SpA – SPADR (a)	6,600	19,470
Saipem SpA	21,038	639,362
UniCredit SpA	147,870	328,227
		2,542,245
Japan — 17.5%
Ajinomoto Co., Inc.	13,000	117,722
Alfresa Holdings Corp.	4,900	236,370
Astellas Pharma, Inc.	45,000	1,504,915
Bank of Yokohama Ltd. (The)	41,000	187,204
Canon, Inc.	34,250	1,276,946
Chiba Bank Ltd. (The)	20,000	120,491
Dai Nippon Printing Co. Ltd.	19,000	219,561
Dai-Dan Co. Ltd.	16,000	81,140
Daiichikosho Co. Ltd.	25,200	363,376
Dainippon Sumitomo Pharma Co. Ltd.	5,600	43,041
Duskin Co. Ltd.	10,300	176,455
DyDo DRINCO, Inc.	2,400	87,063

	Number of Shares	Value
East Japan Railway Co.	3,900	$259,975
FP Corp.	200	10,401
Fukuoka Financial Group, Inc.	63,000	261,294
Hitachi Chemical Co. Ltd.	19,200	356,450
Hitachi Ltd. (a)	94,000	340,889
Hitachi Metals Ltd.	8,000	81,198
Isetan Mitsukoshi Holdings Ltd.	30,200	294,438
JS Group Corp.	23,600	450,578
JX Holdings, Inc. (a)	36,400	177,922
Kao Corp.	105,300	2,475,368
Kawasaki Heavy Industries Ltd.	117,000	283,944
KDDI Corp.	142	674,514
Kinden Corp.	13,000	110,545
Kyowa Hakko Kirin Co. Ltd.	31,000	294,453
Marui Group Co. Ltd.	20,900	140,815
Matsushita Electric Works Ltd.	39,772	389,160
Mitsubishi Corp.	16,100	335,489
Mitsubishi Estate Co. Ltd.	10,000	138,841
Mitsubishi Heavy Industries Ltd.	74,000	254,163
Mitsubishi Tanabe Pharma Corp.	13,000	197,982
Mitsubishi UFJ Financial Group, Inc.	109,200	495,021
Mizuho Financial Group, Inc.	78,100	128,187
MOSHI MOSHI HOTLINE, Inc.	7,800	170,898
Namco Bandai Holdings, Inc.	17,400	152,660
Nippon Meat Packers, Inc.	19,000	234,923
Nippon Suisan Kaisha Ltd.	45,000	144,787
Nippon Telegraph & Telephone Corp.	13,400	547,109
NISSIN FOODS HOLDINGS CO. Ltd.	12,100	445,438
Nitto Denko Corp.	11,700	381,731
NKSJ Holdings, Inc. (a)	142,000	842,062
NSK Ltd.	31,000	215,628
NTT Data Corp.	71	261,915
NTT DoCoMo, Inc.	114	172,394
Obayashi Corp.	64,000	252,569
OLYMPUS Corp.	17,600	416,586
OMRON Corp.	10,900	235,730
Onward Holdings Co. Ltd.	20,000	158,387
Panasonic Corp.	13,100	163,578
SAZABY LEAGUE Ltd.	1,700	26,221
Secom Co. Ltd.	19,800	879,156
Sekisui House Ltd.	61,000	522,952
Seven & I Holdings Co. Ltd.	79,260	1,818,563
Seven Bank Ltd.	243	440,002
Shimizu Corp.	42,000	143,616
Shiseido Co. Ltd.	12,600	277,147
Sony Corp.	3,400	90,502
Sumitomo Electric Industries Ltd.	40,700	476,393
Sumitomo Forestry Co. Ltd.	24,600	195,852
Sumitomo Mitsui Financial Group, Inc.	16,800	474,276
Taiyo Nippon Sanso Corp.	17,000	134,860
Takeda Pharmaceutical Co. Ltd.	35,100	1,502,176
TOKAI Corp.	6,600	93,335
Tokio Marine Holdings, Inc.	37,800	990,156
Tokyo Electric Power Co., Inc. (The)	10,900	296,726
Tokyo Gas Co. Ltd.	115,000	525,766
Tokyo Ohka Kogyo Co. Ltd.	4,900	82,256

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Toyo Seikan Kaisha Ltd.	14,600	$211,864
Toyota Motor Corp.	31,900	1,097,021
Trend Micro, Inc.	1,300	35,048
West Japan Railway Co.	222	811,498
Yamada Denki Co. Ltd.	2,920	190,619
Yamato Holdings Co. Ltd.	32,500	430,086
Yaskawa Electric Corp.	26,000	192,585
ZOJIRUSHI Corp.	20,900	49,788
		29,350,770
Luxembourg — 0.3%
ArcelorMittal	17,755	472,213
Malaysia — 0.8%
AMMB Holdings Berhad	136,887	209,936
Bumiputra-Commerce Holdings Berhad	231,598	498,908
Carlsberg Brewery Malaysia Berhad	25,000	38,531
Genting Malaysia Berhad	401,200	336,960
Malaysian Airline System Berhad (a)	88,700	56,413
Multi-Purpose Holdings Berhad	87,150	54,531
Sime Darby Berhad	76,252	187,777
		1,383,056
Mexico — 0.1%
America Movil SA de CV, Series L – ADR	2,035	96,663
Telefonos de Mexico SAB de CV, Series L – SPADR	1,300	18,343
		115,006
Netherlands — 3.0%
Heineken NV	10,178	431,439
ING Groep NV – CVA (a)	75,471	560,333
Koninklijke (Royal) KPN NV	28,922	369,301
Koninklijke Boskalis Westminster NV – CVA	11,658	453,933
Reed Elsevier NV	78,055	861,076
Royal Dutch Shell plc, Class A	71,605	1,816,915
Royal Dutch Shell plc, Class B	13,199	319,565
Wolters Kluwer NV	12,272	234,172
		5,046,734
New Zealand — 0.3%
PGG Wrightson Ltd. (a)	247,338	85,935
Telecom Corp. of New Zealand Ltd.	302,868	391,516
		477,451
Norway — 0.3%
DNB NOR ASA	29,721	285,986
StatoilHydro ASA	10,943	211,056
		497,042
Philippines (The) — 1.2%
ABS-CBN Holdings Corp.	459,900	390,567
Ayala Corp.	81,669	570,250
Banco de Oro Unibank, Inc.	40,000	40,883
Benpres Holdings Corp. (a)	726,000	56,879
DMCI Holdings, Inc.	241,000	88,893
Globe Telecom, Inc.	16,460	315,112
Jollibee Foods Corp.	74,400	112,227
Philippine Long Distance Telephone Co. – SPADR	7,500	382,275
		1,957,086

	Number of Shares	Value
Russia — 0.3%
Lukoil OAO – SPADR	9,400	$484,100
Singapore — 1.7%
Genting Singapore plc (a)	49,224	40,766
Great Eastern Holdings Ltd.	28,000	346,960
GuocoLeisure Ltd.	184,000	72,118
Singapore Telecommunications Ltd.	521,000	1,125,387
STATS ChipPAC Ltd. (a)	305,000	244,098
United Industrial Corp. Ltd.	19,000	28,473
United Overseas Bank Ltd.	68,565	952,511
Yellow Pages Singapore Ltd. (a)	122,500	16,889
		2,827,202
South Africa — 1.0%
Anglo Platinum Ltd. (a)	911	85,722
AngloGold Ashanti Ltd.	868	37,518
City Lodge Hotels Ltd.	3,166	31,670
Clicks Group Ltd.	15,559	68,439
Discovery Holdings Ltd.	2,892	13,182
FirstRand Ltd.	50,645	118,115
Gold Fields Ltd.	2,969	39,979
Hosken Consolidated Investments Ltd.	10,131	103,990
JD Group Ltd.	3,792	19,942
Nedbank Group Ltd.	12,336	191,782
Pretoria Portland Cement Co. Ltd.	112,912	467,246
RMB Holdings Ltd.	58,724	237,265
Sun International Ltd. (a)	17,547	188,034
		1,602,884
South Korea — 0.4%
KB Financial Group, Inc.	1,159	44,242
Korea Electric Power Corp. (a)	950	24,310
KT&G Corp.	7,475	367,542
POSCO	179	67,937
Samsung Electronics Co. Ltd.	152	95,439
SK Telecom Co. Ltd.	506	66,272
		665,742
Spain — 2.7%
Acciona SA	3,191	242,345
Acerinox SA	28,349	439,482
Banco Santander SA	96,879	1,018,003
Gestevision Telecinco SA	13,172	116,879
Iberdrola SA	192,617	1,080,142
Prosegur, Compania de Seguridad SA	2,273	96,573
Telefonica SA	77,173	1,425,115
Viscofan SA	6,838	184,695
		4,603,234
Sweden — 1.0%
Assa Abloy AB, Class B	21,215	423,137
Hoganas AB, Class B	6,518	168,999
Modern Times Group AB, Class B	1,650	89,999
Svenska Handelsbanken AB, Class A	18,231	446,522
Swedish Match AB	8,794	191,579
Telefonaktiebolaget LM Ericsson, Class B	36,622	407,742
		1,727,978
Switzerland — 3.2%
Adecco SA	6,651	313,812

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Compagnie Financiere Richemont SA	9,230	$321,117
Geberit AG	2,572	398,848
Logitech International SA (a)	12,539	170,302
Novartis AG	43,516	2,111,241
PubliGroupe SA (a)	661	68,088
Roche Holding AG	4,545	624,136
Sonova Holding AG Registered	793	97,246
UBS AG Registered (a)	14,802	196,209
Zurich Financial Services AG	4,829	1,060,018
		5,361,017
Taiwan — 0.9%
Asustek Computer, Inc. – GDR Registered	35,850	264,467
Chunghwa Telecom Co. Ltd.	25,000	49,588
Chunghwa Telecom Co. Ltd. – ADR	19,927	396,288
Pegatron Corp. (a)	60,490	56,572
Taiwan Semiconductor Manufacturing Co. Ltd.	350,792	655,946
Uni-President Enterprises Corp.	48,288	53,177
		1,476,038
Thailand — 0.8%
Advanced Info Service PCL	115,600	309,611
GMM Grammy PCL	92,100	40,093
Kasikornbank PCL	66,300	194,458
Land and Houses PCL	252,200	43,603
Matichon PCL	188,700	40,781
MBK PCL	43,200	107,700
Post Publishing PCL (a) (b)	193,900	26,340
Siam Cement PCL	68,200	589,565
Thanachart Capital PCL	89,300	79,954
		1,432,105
Turkey — 0.1%
Akbank TAS	0	1
Turkcell Iletisim Hizmetleri A/S – ADR	15,900	206,382
		206,383
United Kingdom — 12.5%
Admiral Group plc	5,034	105,253
AMEC plc	4,636	56,515
Anglo American plc – ADR (a)	11,990	206,588
Anglo American plc – LSE Shares (a)	1,464	50,841
Arriva plc	46,893	535,484
Aviva plc	61,316	284,989
BAE Systems plc	80,012	371,711
Barclays plc	91,873	364,233
BG Group plc	60,167	890,658
BHP Billiton plc	20,973	542,715
BP plc	348,718	1,674,796
Bradford & Bingley plc (b)	97,457	—
British Sky Broadcasting Group plc	9,727	101,454
Bunzl plc	12,829	127,935
Cable & Wireless Communications plc	191,864	163,689
Cable & Wireless Worldwide	191,864	245,788
Capita Group plc	51,757	567,856
Carnival plc	7,789	249,654
Compass Group plc	192,137	1,457,743
Connaught plc	8,231	14,078
Daily Mail & General Trust NV, Class A	5,108	33,023

	Number of Shares	Value
Devro plc	30,936	$91,500
Diageo plc	29,002	454,434
Enterprise Inns plc (a)	38,386	49,754
G4S plc	64,743	256,539
GlaxoSmithKline plc	95,740	1,622,523
Hays plc	84,240	114,294
HMV Group plc	22,914	21,466
Homeserve plc	2,914	86,410
ICAP plc	45,471	272,563
Informa plc	56,707	298,440
International Personal Finance	46,296	130,577
Intertek Group plc	26,639	569,742
Invensys plc	75,302	268,975
ITV plc (a)	219,548	163,435
Jupiter Fund Management plc (a)	10,436	28,222
Ladbrokes plc	58,129	109,768
Lloyds Banking Group plc (a)	304,005	241,205
Northgate plc (a)	6,578	16,925
Provident Financial plc	14,867	185,525
Reckitt Benckiser Group plc	12,547	580,382
Reed Elsevier plc	35,326	260,787
Rexam plc	48,390	217,147
Rightmove plc	24,502	229,440
Rio Tinto plc	9,940	434,973
Rolls-Royce Group plc – C Shares (a) (c)	931,950	1,392
Rolls-Royce Group plc – LSE Shares (a)	9,297	77,421
RSA Insurance Group plc	28,448	50,495
Sage Group plc	116,271	397,868
Smiths Group plc	9,925	157,083
Sportingbet plc	71,524	58,121
Stagecoach Group plc	70,423	185,457
Tesco plc	108,951	613,446
Thomas Cook Group plc	105,656	278,632
Tui Travel plc	89,557	277,818
Unilever plc	72,401	1,929,576
Vodafone Group plc	944,096	1,956,375
WH Smith plc	7,291	44,396
WPP plc	21,557	202,717
		20,980,826
United States — 0.1%
NII Holdings, Inc., Class B (a)	3,018	98,145
Total Common Stocks (Cost $138,001,891)		124,481,948
Acquired Funds — 16.3%
Private Investment Funds (e) — 16.3%
Convexity Capital Offshore, LP (a) (b) (c) (d)		8,342,470
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	40,375	15,134,055
Lone Dragon Pine, LP (a) (b) (c) (d)		3,975,505
		27,452,030
Total Acquired Funds (Cost $18,767,866)		27,452,030

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Preferred Stocks — 0.5%
Itausa – Investimentos Itau SA, 0.46% (Brazil)	44,100	$261,668
Malaysian Airline System Berhad, 30.0% (Malaysia)	20,000	4,911
Vale SA, 1.46% (Brazil)	27,340	574,216
Total Preferred Stocks (Cost $854,788)		840,795

	Number of Contracts
Rights — 0.0%
Iberdrola SA,, Expiring 07/01/10 (Spain) (Cost $45,167) (a)	192,617	44,989
Warrants — 0.0%
Eurofins Scientific Warrants Expiring 06/17/29 (France) (a)	22	1
Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	35,000	1,125
Henderson Land Development Co. Ltd. Warrants Expiring 06/01/11 (Hong Kong) (a)	9,000	1,526
Total Warrants (Cost $0)		2,652

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 9.7%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement issued on 6/30/10 (proceeds at maturity $9,216,571) (collateralized by a US Treasury Bill, due 04/30/15 with a principal value of $9,050,000 and a market value of $9,415,620)
(Cost $9,216,571)	0.000%	07/01/10	$9,216,571	$9,216,571
US Treasury Securities — 4.2%
US Treasury Bill (f)		07/08/10	$1,000,000	999,986
US Treasury Bill (f)		07/15/10	1,000,000	999,961
US Treasury Bill (f) (g)		11/18/10	4,000,000	3,997,124
US Treasury Bill (f)		12/16/10	1,000,000	999,043
Total US Treasury Securities (Cost $6,995,724)				6,996,114
Total Short-Term Investments (Cost $16,212,295)				16,212,685
Total Investments – 100.5% (Cost $173,882,007)				169,035,099
Liabilities in Excess of Other Assets (0.5%)				(890,710)
Net Assets — 100.0%				$168,144,389
ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Reciept
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
SPADR	Sponsored ADR
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 28% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid security.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $26,601,889, which represents 15.8% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$16,840	$13,497
Convexity Capital Offshore, LP	02/16/06	7,333,333	8,342,470
Jazz Air Income Fund	03/12/07 – 05/22/07	23,682	12,347
Lansdowne UK Equity Fund Ltd.	05/31/03	6,434,533	15,134,055
Lone Dragon Pine, LP	03/31/08	5,000,000	3,975,505
Total (16.3% of net assets)			$27,477,874

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010
(e)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Summary Schedule of Investments

Common Stocks	74.0%
Private Investment Funds	16.3%
Short-Term Investments	9.7%
Preferred Stocks	0.5%
Warrants	0.0%
Rights	0.0%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5%	)
Net Assets	100.0%

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
16	September 2010 ASX S&P 200 Index	$1,525,770	$1,435,016	$(90,754)
103	September 2010 Canadian Dollar	9,882,842	9,684,060	(198,782)
214	September 2010 Dow Jones EURO STOXX 50 Index	7,054,039	6,720,195	(333,844)
12	September 2010 Euro Dollar	1,790,868	1,837,200	46,332
27	September 2010 Swiss Franc	2,941,816	3,137,062	195,246
44	September 2010 Topix Index	4,240,292	4,172,821	(67,471)
67	September 2010 TSE 60 Index	8,702,293	8,297,666	(404,627)
				(853,900)
	Short Financial Futures Contracts
9	September 2010 Australian Dollar	(727,932)	(753,660)	(25,728)
12	September 2010 British Pound	(1,094,682)	(1,121,700)	(27,018)
56	September 2010 FTSE 100 Index	(4,346,110)	(4,083,496)	262,614
15	September 2010 Japanese Yen	(2,057,884)	(2,121,563)	(63,679)
				146,189
				$(707,711)

Total Return Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/16/2010	Goldman Sachs International	(c)	3 Month LIBOR plus specified spread	MSCI AC World Index ex USA	$9,636,595	$(1,203,092)
08/31/2010	Goldman Sachs International	(c)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	8,052,942	598,333
06/30/2011	Barclays Bank, PLC	(c)	1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index Fund	5,049,466	(272,618)
						$(877,377)

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2010. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$44,989	$44,989
Warrants	Investments, at value	—	2,652	2,652
Swap Contracts	Swap contracts, at value	—	598,333	598,333
Futures Contracts	Variation margin*	241,578	262,614	504,192
Total Value – Assets		$241,578	$908,588	$1,150,166
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$(1,475,710)	$(1,475,710)
Futures Contracts	Variation margin*	(315,207)	(896,696)	(1,211,903)
Total Value – Liabilities		$(315,207)	$(2,372,406)	$(2,687,613)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$39,065	$39,065
Warrants	Net realized gain (loss) from Investments	—	—	—
Swap Contracts	Net realized gain (loss) from Swap agreements	—	(1,144,955)	(1,144,955)
Futures Contracts	Net realized gain (loss) from Futures contracts	167,266	(379,160)	(211,894)
Forward Contracts	Net realized gain (loss) from Forward currency contracts	10,492	—	10,492
Total Realized Gain (Loss)		$177,758	$(1,485,050)	$(1,307,292)

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$(178)	$(178)
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	4,041	4,041
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	(1,308,613)	(1,308,613)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(367,314)	(900,925)	(1,268,239)
Total Change in Appreciation (Depreciation)		$(367,314)	$(2,205,675)	$(2,572,989)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2010
Assets
Investments in securities, at value (cost: $164,665,436)	$159,818,528
Repurchase agreements (cost: $9,216,571)	9,216,571
Cash denominated in foreign currencies (cost: $360,556)	361,238
Receivables for:
Investment securities sold	445,532
Dividends and tax reclaims	559,426
Total Assets	170,401,295
Liabilities
Due to broker for futures variation margin	47,416
Swap contracts, at value	877,377
Payable for:
Investment securities purchased	606,594
Distributions	337,384
Accrued expenses and other liabilities	335,450
Money manager fees	30,546
Investment advisory fees	22,139
Total Liabilities	2,256,906
Net Assets	$168,144,389
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	15,897,245
Net Asset Value Per Share	$10.58
Components of Net Assets:
Capital stock	$191,602,445
Distributions in excess of net investment income	(9,294,557)
Accumulated net realized loss on investments	(7,874,320)
Net unrealized depreciation on investments and foreign currencies	(6,289,179)
$168,144,389

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010
Investment Income
Interest	$3,471
Dividends (net of foreign withholding taxes of $310,655)	2,947,856
Total Investment Income	2,951,327
Operating Expenses
Investment advisory fees	142,927
Money manager fees	296,361
Fund administration fees	133,079
Professional fees	59,214
Administrative fees	18,946
Chief compliance officer fees	4,717
Registration and filing fees	3,271
Insurance	2,252
Director fees	1,669
Miscellaneous fees and other	4,941
Total Operating Expenses	667,377
Net Investment Income	2,283,950
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $3,609)	1,026,814
Swap agreements	(1,144,955)
Financial futures contracts	(211,894)
Forward currency contracts and foreign currency-related transactions	29,228
Net Realized Loss	(300,807)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(21,420,457)
Net Realized and Unrealized Loss on Investments and Foreign Currencies	(21,721,264)
Net Decrease in Net Assets Resulting from Operations	$(19,437,314)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2010 (Unaudited)	Year Ended 12/31/2009
Increase in Net Assets From Operations
Net investment income	$2,283,950	$2,563,169
Net realized gain (loss) on investments and foreign currencies	(300,807)	12,134,475
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,420,457)	44,333,880
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,437,314)	59,031,524
Distributions
From net investment income	(2,253,335)	(13,293,078)
From net realized gains	—	(64,163)
Decrease in Net Assets Resulting from Distributions	(2,253,335)	(13,357,241)
Capital Share Transactions
Proceeds from shares sold	114,038	254,773
Proceeds from distributions reinvested	1,915,951	11,267,996
Entry/exit fees	105,725	272,950
Cost of shares redeemed	(13,981,824)	(36,136,702)
Net Decrease From Capital Share Transactions	(11,846,110)	(24,340,983)
Total Increase (Decrease) in Net Assets	(33,536,759)	21,333,300
Net Assets
Beginning of period	201,681,148	180,347,848
End of period	$168,144,389	$201,681,148
Including undistributed (distributions in excess of) net investment income	$(9,294,557)	$(9,325,172)
Capital Share Transactions (in shares)
Shares sold	9,579	25,062
Shares reinvested	181,092	944,509
Shares redeemed	(1,197,978)	(3,441,036)
Net Decrease	(1,007,307)	(2,471,465)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2010
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(19,437,314)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(19,359,523)
Investments sold	25,981,757
(Purchase)/Sale of short term investments, net	7,842,809
Increase in foreign currency	(318,247)
Increase in dividends and tax reclaims receivable	(293,917)
Change in variation margin on financial futures contracts	152,680
Increase in accrued expenses and other liabilities	76,642
Increase in investment advisory fees payable	22,139
Net realized (gain) loss	(1,026,814)
Net change in unrealized (appreciation) depreciation on investments	20,121,849
Net cash from (used in) operating activities	13,762,061
Cash flows from (used in) financing activities
Proceeds from shares sold	114,900
Payment on shares redeemed	(13,876,961)
Net cash from (used in) financing activities	(13,762,061)
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$1,915,951

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
June 30, 2010
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During the Period* 1/1/10 – 6/30/10
1) Actual	$1,000	$942.60	$3.37
2) Hypothetical	$1,000	$1,021.32	$3.51
*	Expenses are equal to the fund’s annualized expense ratio of 0.70% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.

TIFF US Equity Fund
June 30, 2010
Financial Highlights

	Six Months Ended 6/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
For a share outstanding throughout each period
Net asset value, beginning of period	$11.02		$8.35	$13.39	$14.90	$14.07	$14.49
Income (loss) from investment operations
Net investment income (loss)	0.01		(0.14)	0.01	0.11	0.10	0.07	(a)
Net realized and unrealized gain (loss) on investments	(0.63)		2.87	(4.83)	0.33	2.35	0.88
Total from investment operations	(0.62)		2.73	(4.82)	0.44	2.45	0.95
Less distributions from
Net investment income	(0.02)		(0.07)	(0.11)	(0.14)	(0.10)	(0.17)
Net realized gains	—		—	(0.11)	(1.82)	(1.53)	(1.21)
Total distributions	(0.02)		(0.07)	(0.22)	(1.96)	(1.63)	(1.38)
Entry/exit fee per share(b)	0.00	(c)	0.01	0.00 (c)	0.01	0.01	0.01
Net asset value, end of period	$10.38		$11.02	$8.35	$13.39	$14.90	$14.07
Total return(d)	(5.74	)%(e)	32.91%	(36.39)%	2.84%	17.68%	6.71%
Ratios/supplemental data
Net assets, end of period (000s)	$105,311		$117,900	$127,371	$227,588	$216,369	$199,339
Ratio of expenses to average net assets(f)	0.70	%(g)	1.16%	0.68%	0.73%	0.74%	0.72%
Ratio of expenses to average net assets before expense waivers(f)	0.70	%(g)	1.16%	0.68%	0.73%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	0.33	%(g)	(0.13)%	0.31%	0.56%	0.63%	0.48	%(a)
Portfolio turnover	19	%(e)	25%	34%	38%	35%	33%

(a)	Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.21%.
(b)	Calculation based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member's purchase or redemption transaction. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(e)	Not annualized.
(f)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(g)	Annualized.

See accompanying Notes to Financial Statements.

TIFF US Equity Fund / Schedule of Investments (unaudited)*
June 30, 2010

	Number of Shares	Value
Investments — 100.5% of net assets
Common Stocks — 74.7%
Aerospace & Defense — 2.3%
AAR Corp. (a)	59,815	$1,001,303
General Dynamics Corp.	2,300	134,688
L-3 Communications Holdings, Inc.	3,000	212,520
Lockheed Martin Corp.	3,800	283,100
Northrop Grumman Corp.	6,700	364,748
Raytheon Co.	8,000	387,120
		2,383,479
Air Freight & Logistics — 0.2%
FedEx Corp.	2,400	168,264
Automobiles — 0.1%
Ford Motor Co. (a)	11,900	119,952
Beverages — 1.6%
Constellation Brands, Inc., Class A (a)	109,400	1,708,828
Biotechnology — 1.0%
Amgen, Inc. (a)	7,200	378,720
Biogen Idec, Inc. (a)	6,600	313,170
Gilead Sciences, Inc. (a)	9,000	308,520
		1,000,410
Capital Markets — 0.7%
Ameriprise Financial, Inc.	3,300	119,229
Franklin Resources, Inc.	3,300	284,427
T. Rowe Price Group, Inc.	6,800	301,852
		705,508
Chemicals — 2.5%
Agrium, Inc. (Canada)	2,000	97,880
International Flavors & Fragrances, Inc.	26,000	1,102,920
Nalco Holding Co.	67,968	1,390,625
		2,591,425
Commercial Banks — 1.8%
North Valley Bancorp (a)	69,300	152,460
PNC Financial Services Group, Inc.	5,100	288,150
Prosperity Bancshares, Inc.	23,187	805,748
Wells Fargo & Co.	26,300	673,280
		1,919,638
Commercial Services & Supplies — 1.2%
KAR Auction Services, Inc. (a)	103,500	1,280,295
Communications Equipment — 0.5%
Cisco Systems, Inc. (a)	11,500	245,065
Research In Motion Ltd. (Canada) (a)	5,300	261,078
		506,143
Computers & Peripherals — 2.3%
Apple, Inc. (a)	1,000	251,530
Hewlett-Packard Co.	14,900	644,872
QLogic Corp. (a)	80,000	1,329,600
Seagate Technology (a)	7,500	97,800
Western Digital Corp. (a)	4,200	126,672
		2,450,474
Consumer Finance — 0.3%
Capital One Financial Corp.	6,600	265,980

	Number of Shares	Value
Diversified Consumer Services — 2.9%
Apollo Group, Inc., Class A (a)	5,500	$233,585
DeVry, Inc.	28,200	1,480,218
ITT Educational Services, Inc. (a)	16,100	1,336,622
		3,050,425
Diversified Financial Services — 0.8%
CME Group, Inc.	1,000	281,550
JPMorgan Chase & Co.	5,800	212,338
NYSE Euronext	10,700	295,641
		789,529
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	27,900	674,901
BCE, Inc. (Canada)	9,600	280,992
General Communications, Inc., Class A (a)	94,100	714,219
		1,670,112
Electric Utilities — 2.0%
Edison International	9,900	314,028
Entergy Corp.	3,300	236,346
NV Energy, Inc.	130,400	1,540,024
		2,090,398
Electronic Equipment, Instruments & Components — 3.9%
Checkpoint Systems, Inc. (a)	145,700	2,529,352
Rogers Corp. (a)	45,000	1,249,650
Tyco Electronics Ltd. (Switzerland)	11,100	281,718
		4,060,720
Energy Equipment & Services — 2.0%
Cal Dive International, Inc. (a)	104,107	609,026
Tidewater, Inc.	39,000	1,510,080
		2,119,106
Food & Staples Retailing — 2.6%
BJ's Wholesale Club, Inc. (a)	23,000	851,230
CVS Caremark Corp.	9,100	266,812
Geerlings & Wade, Inc. (a)	66,300	1,326
Kroger Co. (The)	14,100	277,629
Safeway, Inc.	11,600	228,056
Sysco Corp.	13,200	377,124
Wal-Mart Stores, Inc.	11,600	557,612
Walgreen Co.	6,900	184,230
		2,744,019
Food Products — 1.4%
Archer-Daniels-Midland Co.	8,500	219,470
Campbell Soup Co.	6,800	243,644
ConAgra Foods, Inc.	5,300	123,596
Corn Products International, Inc.	28,000	848,400
		1,435,110
Health Care Equipment & Supplies — 1.8%
Accuray, Inc. (a)	144,294	956,669
Cooper Companies, Inc. (The)	16,698	664,414
Covidien plc (Ireland)	3,100	124,558
Medtronic, Inc.	4,100	148,707
PharmChem, Inc. (a) (b)	269,200	538
		1,894,886
Health Care Providers & Services — 4.7%
Aetna, Inc.	6,700	176,746
AmerisourceBergen Corp.	10,600	336,550

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Cardinal Health, Inc.	9,100	$305,851
Humana, Inc. (a)	5,900	269,453
Lincare Holdings, Inc. (a)	30,000	975,300
Owens & Minor, Inc.	31,200	885,456
UnitedHealth Group, Inc.	15,800	448,720
Universal Health Services, Inc., Class B	37,900	1,445,885
WellPoint, Inc. (a)	2,400	117,432
		4,961,393
Hotels, Restaurants & Leisure — 1.4%
Brinker International, Inc.	95,300	1,378,038
McDonald's Corp.	2,100	138,327
		1,516,365
Household Durables — 0.1%
Whirlpool Corp.	1,400	122,948
Household Products — 0.6%
Colgate-Palmolive Co.	1,700	133,892
Procter & Gamble Co. (The)	9,100	545,818
		679,710
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	4,600	148,350
Industrial Conglomerates — 0.5%
3M Co.	3,200	252,768
Tyco International Ltd. (Switzerland)	8,700	306,501
		559,269
Insurance — 5.6%
ACE Ltd. (Switzerland)	5,900	303,732
Aflac, Inc.	8,400	358,428
Allstate Corp. (The)	12,200	350,506
Arthur J. Gallagher & Co.	50,000	1,219,000
Brown & Brown, Inc.	60,000	1,148,400
Chubb Corp.	7,700	385,077
Progressive Corp. (The)	6,800	127,296
Travelers Companies, Inc. (The)	7,900	389,075
Willis Group Holdings plc (United Kingdom)	54,510	1,638,026
		5,919,540
IT Services — 1.3%
Computer Sciences Corp.	3,200	144,800
CoreLogic, Inc.	14,500	256,070
International Business Machines Corp. (IBM)	6,600	814,968
Visa, Inc., Class A	2,800	198,100
		1,413,938
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (a)	21,400	1,049,670
Machinery — 1.5%
Cummins, Inc.	1,900	123,747
Dover Corp.	3,200	133,728
John Bean Technologies Corp.	88,300	1,346,575
		1,604,050
Media — 2.3%
Comcast Corp., Class A	12,400	215,388
DIRECTV, Class A (a)	12,300	417,216
Live Nation, Inc. (a)	105,638	1,103,917
News Corp., Class A	10,000	119,600
Time Warner Cable, Inc.	2,000	104,160

	Number of Shares	Value
Time Warner, Inc.	14,466	$418,212
		2,378,493
Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	2,300	108,468
Freeport-McMoRan Copper & Gold, Inc.	3,200	189,216
Pacific Rim Mining Corp. (Canada) (a) (c) (d)	35,000	6,363
Southern Copper Corp.	11,700	310,518
Teck Resources Ltd., Class B (Canada)	4,300	127,194
		741,759
Multi-Utilities — 0.8%
OGE Energy Corp.	14,500	530,120
Public Service Enterprise Group, Inc.	10,700	335,231
		865,351
Multiline Retail — 3.1%
Big Lots, Inc. (a)	65,125	2,089,861
Macy's, Inc.	16,000	286,400
Saks, Inc. (a)	100,000	759,000
Target Corp.	2,800	137,676
		3,272,937
Office Electronics — 1.3%
Zebra Technologies Corp., Class A (a)	52,793	1,339,359
Oil, Gas & Consumable Fuels — 5.5%
Bill Barrett Corp. (a)	54,500	1,676,965
Chevron Corp.	11,500	780,390
ConocoPhillips	11,600	569,444
Exxon Mobil Corp.	21,300	1,215,591
Hess Corp.	5,400	271,836
Marathon Oil Corp.	11,600	360,644
Murphy Oil Corp.	5,400	267,570
Stone Energy Corp.(a)	53,700	599,292
		5,741,732
Paper & Forest Products — 0.1%
International Paper Co.	5,200	117,676
Pharmaceuticals — 0.8%
Forest Laboratories, Inc. (a)	4,800	131,664
Johnson & Johnson	12,000	708,720
		840,384
Road & Rail — 0.3%
Norfolk Southern Corp.	2,400	127,320
Union Pacific Corp.	3,000	208,530
		335,850
Semiconductors & Semiconductor Equipment — 2.2%
Cabot Microelectronics Corp. (a)	34,557	1,195,327
Intel Corp.	36,000	700,200
Texas Instruments, Inc.	17,500	407,400
		2,302,927
Software — 1.2%
CA, Inc.	6,500	119,600
Microsoft Corp.	39,500	908,895
NexPrise, Inc. (a) (b)	28,553	1,713
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	20,000	277,600
		1,308,142
Specialty Retail — 2.2%
AutoZone, Inc. (a)	1,600	309,152

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

	Number of Shares	Value
Gap, Inc. (The)	15,100	$293,846
PetSmart, Inc.	47,200	1,424,024
TJX Companies, Inc. (The)	6,400	268,480
		2,295,502
Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.	8,000	292,400
Hanesbrands, Inc. (a)	61,122	1,470,595
		1,762,995
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,900	317,016
Tobacco — 0.4%
Philip Morris International, Inc.	10,300	472,152
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	1,300	129,285
Wireless Telecommunication Services — 1.4%
United States Cellular Corp. (a)	36,000	1,481,400
Total Common Stocks (Cost $73,871,167)		78,632,894
Acquired Funds (e) — 14.6%
Private Investment Funds
Long/Short Equity Fund — 14.5%
Adage Capital Partners, LP (a) (b) (c) (d)		15,292,293
Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		77,165
Total Acquired Funds (Cost $11,193,263)		15,369,458

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 11.2%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/10 (proceeds at maturity $2,891,696) (collateralized by a US Treasury Bill, due 04/30/15 with a principal value of $2,840,000 and a market value of $2,954,736)
(Cost $2,891,696)	0.000%	07/01/10	$2,891,696	$2,891,696
US Treasury Securities — 8.5%
US Treasury Bill (f)		10/21/10	4,000,000	3,998,008
US Treasury Bill (f) (g)		11/18/10	2,000,000	1,998,562
US Treasury Bill (f) (g)		12/16/10	3,000,000	2,997,129
Total US Treasury Securities (Cost $8,993,173)				8,993,699
Total Short-Term Investments (Cost $11,884,869)				11,885,395
Total Investments — 100.5% (Cost $96,949,299)				105,887,747
Liabilities in Excess of Other Assets — (0.5%)				(576,992)
Net Assets — 100.0%				$105,310,755
*	Approximately 74% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid security.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $15,375,821, which represents 14.6% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 – 06/30/03	$10,542,541	$15,292,293
Gotham Partners, LP	06/29/97	650,722	77,165
Pacific Rim Mining Corp.	06/01/04	100,800	6,363
Total (14.6% of net assets)			$15,375,821
(e)	Portfolio holdings information of the Acquired Funds is not available as of June 30, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

Summary Schedule of Investments

Common Stocks	74.7%
Private Investment Funds	14.5%
Short-Term Investments	11.2%
Other	0.1%
Total Investments	100.5%
Other Assets In Excess of Liabilities	(0.5)%
Net Assets	100.0%

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
27	September 2010 S&P 500 e-Mini Index	$1,486,591	$1,385,910	$(100,681)
151	September 2010 S&P 500 Index	41,569,201	38,754,150	(2,815,051)
				(2,915,732)
	Short Financial Futures Contracts
160	September 2010 Russell 2000 e-Mini Index	(10,616,102)	(9,724,800)	891,302
237	September 2010 S&P Midcap 400 e-Mini Index	(18,398,113)	(16,827,000)	1,571,113
				2,462,415
				$(453,317)

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2010

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2010. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Equity Risk	Total
Asset Derivatives
Futures Contracts	Variation Margin*	$2,462,415	$2,462,415
Total Value – Assets		$2,462,415	$2,462,415
Liability Derivatives
Futures Contracts	Variation Margin*	$(2,915,732)	$(2,915,732)
Total Value – Liabilities		$(2,915,732)	$(2,915,732)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Equity Risk	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain (loss) from Futures contracts	$(2,717,941)	$(2,717,941)
Total Realized Gain (Loss)		$(2,717,941)	$(2,717,941)

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Equity Risk	Total
Change in Appreciation (Depreciation)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$(68,162)	$(68,162)
Total Change in Appreciation (Depreciation)		$(68,162)	$(68,162)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2010
Assets
Investments in securities, at value (cost: $94,057,603)	$102,996,051
Repurchase agreements (cost: $2,891,696)	2,891,696
Receivables for:
Investment securities sold	285,537
Dividends and tax reclaims	97,358
Other assets	29,487
Total Assets	106,300,129
Liabilities
Due to broker for futures variation margin	168,450
Payable for:
Investment securities purchased	682,056
Accrued expenses	112,433
Investment advisory fees	14,171
Distributions	12,264
Total Liabilities	989,374
Net Assets	$105,310,755
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	10,141,811
Net Asset Value Per Share	$10.38
Components of Net Assets:
Capital stock	$137,742,517
Distributions in excess of net investment income	(2,223,207)
Accumulated net realized loss on investments	(38,693,564)
Net unrealized appreciation on investments and foreign currencies	8,485,009
$105,310,755

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010
Investment Income
Interest	$6,652
Dividends (net of foreign withholding taxes of $1,377)	587,289
Total Investment Income	593,941
Operating Expenses
Investment advisory fees	87,501
Money manager fees	182,967
Fund administration fees	61,999
Professional fees	50,633
Administrative fees	11,602
Chief compliance officer fees	2,889
Registration and filing fees	2,286
Insurance	1,490
Director fees	977
Miscellaneous fees and other	2,337
Total Operating Expenses	404,681
Net Investment Income	189,260
Net Realized Gain (Loss) from:
Investments	4,654,469
Financial futures contracts	(2,717,941)
Forward currency contracts and foreign currency-related transactions	175
Net Realized Gain	1,936,703
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(8,252,433)
Net Realized and Unrealized Loss on Investments and Foreign Currencies	(6,315,730)
Net Decrease in Net Assets Resulting from Operations	$(6,126,470)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2010 (Unaudited)	Year Ended 12/31/2009
Increase in Net Assets From Operations
Net investment income (loss)	$189,260	$(161,632)
Net realized gain (loss) on investments and foreign currencies	1,936,703	(4,591,896)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,252,433)	41,142,040
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,126,470)	36,388,512
Distributions
From net investment income	(189,879)	(976,977)
Decrease in Net Assets Resulting from Distributions	(189,879)	(976,977)
Capital Share Transactions
Proceeds from shares sold	642,272	1,482,139
Proceeds from distributions reinvested	162,406	860,494
Entry/exit fees	19,352	122,224
Cost of shares redeemed	(7,096,658)	(47,347,325)
Net Decrease From Capital Share Transactions	(6,272,628)	(44,882,468)
Total Decrease in Net Assets	(12,588,977)	(9,470,933)
Net Assets
Beginning of period	117,899,732	127,370,665
End of period	$105,310,755	$117,899,732
Including undistributed (distributions in excess of) net investment income	$(2,223,207)	$(2,222,588)
Capital Share Transactions (in shares)
Shares sold	59,113	170,502
Shares reinvested	14,620	82,502
Shares redeemed	(626,188)	(4,816,046)
Net Decrease	(552,455)	(4,563,042)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2010
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(6,126,470)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(19,402,880)
Investments sold	29,052,150
(Purchase)/Sale of short term investments, net	(1,026,804)
Decrease in dividends and tax reclaims receivable	9,968
Decrease in private investment fund redeemed	305,271
Increase in variation margin payable on financial futures contracts	79,080
Increase in accrued expenses and other liabilities	16,102
Increase in investment advisory fees payable	14,171
Net realized (gain) loss	(4,654,469)
Net change in unrealized (appreciation) depreciation on investments	8,184,124
Net cash from (used in) operating activities	6,450,243
Cash flows from (used in) financing activities
Proceeds from shares sold	643,882
Payment on shares redeemed	(7,078,916)
Cash distributions paid	(15,209)
Net cash from (used in) financing activities	(6,450,243)
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$162,406

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
June 30, 2010
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During the Period* 1/1/10 – 6/30/10
1) Actual	$1,000	$1,000.10	$0.74
2) Hypothetical	$1,000	$1,024.05	$0.75
*	Expenses are equal to the fund’s annualized expense ratio of 0.15% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund
June 30, 2010
Financial Highlights

	Six Months Ended 6/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
For a share outstanding throughout each period
Net asset value, beginning of period	$9.90		$9.89	$9.78	$9.74	$9.76	$9.79
Income (loss) from investment operations
Net investment income	0.00	(a)	0.01	0.18	0.44	0.47	0.31
Net realized and unrealized gain (loss) on investments	0.00	(a)	0.01	0.11	0.04	(0.02)	(0.03)
Total from investment operations	0.00	(a)	0.02	0.29	0.48	0.45	0.28
Less distributions from
Net investment income	0.00	(a)	(0.01)	(0.18)	(0.44)	(0.47)	(0.31)
Net asset value, end of period	$9.90		$9.90	$9.89	$9.78	$9.74	$9.76
Total return(b)	0.01	%(c)	0.24%	2.97%	5.03%	4.72%	2.93%
Ratios/supplemental data
Net assets, end of period (000s)	$227,778		$239,425	$219,820	$159,546	$99,244	$116,943
Ratio of expenses to average net assets	0.15	%(d)	0.17%	0.20%	0.21%	0.19%	0.21%
Ratio of net investment income to average net assets	0.03	%(d)	0.14%	1.75%	4.53%	4.64%	3.12%
Portfolio turnover(e)	—		—	—	—	—	—

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	Annualized.
(e)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Schedule of Investments (unaudited)
June 30, 2010

Interest Rate		Maturity Date	Principal Amount	Value
Investments — 100.7% of net assets
Short-Term Investments — 100.7%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/10 (proceeds at maturity $1,433,590) (collateralized by a US Treasury Bill, due 04/30/2015 with a principal value of $1,410,000 and a market value of $1,466,964)
(Cost $1,433,590)	0.000%	07/01/10	$1,433,590	$1,433,590
US Treasury Securities — 100.1%
US Treasury Bill (a)		09/16/10	19,000,000	18,993,692
US Treasury Bill (a)		09/23/10	50,000,000	49,981,350
US Treasury Bill (a)		10/28/10	50,000,000	49,975,700
US Treasury Bill (a)		11/12/10	26,000,000	25,982,580
US Treasury Bill (a)		11/26/10	41,000,000	40,968,471
US Treasury Bill (a)		12/12/10	39,000,000	38,959,245
US Treasury Bill (a)		12/30/10	3,000,000	2,996,664
Total US Treasury Securities (Cost $227,835,872)				227,857,702
Total Short-Term Investments (Cost $229,269,462)				229,291,292
Total Investments – 100.7% (Cost $229,269,462)				229,291,292
Liabilities in Excess of Other Assets – (0.7%)				(1,512,900)
Net Assets – 100.0%				$227,778,392
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Short-Term Investments	100.7%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2010
Assets
Investments in securities, at value (cost: $227,835,872)	$227,857,702
Repurchase agreements (cost: $1,433,590)	1,433,590
Receivables for: Capital stock sold	1,595,964
Total Assets	230,887,256
Liabilities
Payable for:
Investment securities purchased	2,996,686
Accrued expenses and other liabilities	106,248
Investment advisory fees	5,828
Distributions	102
Total Liabilities	3,108,864
Net Assets	$227,778,392
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	23,005,244
Net Asset Value Per Share	$9.90
Components of Net Assets:
Capital stock	$228,211,320
Undistributed net investment income	12,127
Accumulated net realized loss on investments	(466,885)
Net unrealized appreciation on investments	21,830
$227,778,392

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010
Investment Income
Interest	$198,566
Total Investment Income	198,566
Operating Expenses
Investment advisory fees	33,499
Fund administration fees	86,776
Professional fees	19,435
Administrative fees	11,101
Chief compliance officer fees	5,533
Registration and filing fees	6,042
Insurance	2,910
Director fees	2,092
Miscellaneous fees and other	2,893
Total Operating Expenses	170,281
Net Investment Income	28,285
Net Realized Gain (Loss) from:
Investments	38,516
Net Realized Gain	38,516
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,286
Net Realized and Unrealized Gain on Investments	47,802
Net Increase in Net Assets Resulting from Operations	$76,087

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2010 (Unaudited)	Year Ended 12/31/2009
Increase in Net Assets From Operations
Net investment income	$28,285	$338,332
Net realized gain (loss) on investments	38,516	523,072
Net change in unrealized appreciation (depreciation) on investments	9,286	(312,511)
Net Increase in Net Assets Resulting from Operations	76,087	548,893
Distributions
From net investment income	(28,452)	(327,700)
Decrease in Net Assets Resulting from Distributions	(28,452)	(327,700)
Capital Share Transactions
Proceeds from shares sold	78,187,388	200,067,486
Proceeds from distributions reinvested	26,793	268,426
Cost of shares redeemed	(89,908,364)	(180,952,012)
Net Increase (Decrease) From Capital Share Transactions	(11,694,183)	19,383,900
Total Increase (Decrease) in Net Assets	(11,646,548)	19,605,093
Net Assets
Beginning of period	239,424,940	219,819,847
End of period	$227,778,392	$239,424,940
Including undistributed net investment income	$12,127	$12,294
Capital Share Transactions (in shares)
Shares sold	7,897,716	20,222,272
Shares reinvested	2,706	27,136
Shares redeemed	(9,081,653)	(18,288,555)
Net Increase (Decrease)	(1,181,231)	1,960,853

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2010
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$76,087
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	13,291,541
Decrease in accrued expenses and other liabilities	(5,822)
Increase in investment advisory fees payable	5,828
Net realized (gain) loss	(38,516)
Net change in unrealized (appreciation) depreciation on investments	(9,286)
Net cash from (used in) operating activities	13,319,832
Cash flows from (used in) financing activities
Proceeds from shares sold	76,591,424
Payment on shares redeemed	(89,908,364)
Cash distributions paid	(2,892)
Net cash from (used in) financing activities	(13,319,832)
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$26,793

See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)
June 30, 2010

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
International Equity	Attain appreciation of principal that at least offsets inflation.
US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at “fair value.” If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund

Notes to Financial Statements (unaudited)
June 30, 2010

could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (unaudited)
June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$654,957,330	$478,748,130	$31,765	$1,133,737,225
Convertible Bonds	—	12,881,777	—	12,881,777
Subordinated Convertible Notes	—	346,003	—	346,003
Corporate Bonds	—	86,329,000	—	86,329,000
Asset-Backed Securities	—	21,361,953	—	21,361,953
Mortgage-Backed Securities	—	75,501,517	—	75,501,517
Bank Loans	—	2,351,085	—	2,351,085
US Treasury Securities	502,293,923	—	—	502,293,923
Exchange-Traded Funds and Mutual Funds	169,179,604	—	—	169,179,604
Private Investment Funds	—	—	421,593,708	421,593,708
Preferred Stocks	10,561,564	3,284,394	—	13,845,958
Purchased Options		421,900	—	421,900
Rights	—	122,190	—	122,190
Warrants	—	1,981,422	—	1,981,422
Short-Term Investments	905,942,365	—	—	905,942,365
Total Investments in Securities	2,242,934,786	683,329,371	421,625,473	3,347,889,630
Financial Futures Contracts – Interest Rate Risk	469,534	—	—	469,534
Financial Futures Contracts – Foreign Currency Risk	7,030,112	—	—	7,030,112
Swap Contracts – Equity Risk	—	1,031,751	—	1,031,751
Total Other Financial Instruments	7,499,646	1,031,751	—	8,531,397
Total Assets	$2,250,434,432	$684,361,122	$421,625,473	$3,356,421,027

Liabilities
Common Stocks Sold Short*	$(25,017,912)	$—	$—	$(25,017,912)
Total Securities Sold Short	(25,017,912)	—	—	(25,017,912)
Financial Futures Contracts – Interest Rate Risk	(1,472,788)	—	—	(1,472,788)
Financial Futures Contracts – Foreign Currency Risk	(990,221)	—	—	(990,221)
Financial Futures Contracts – Equity Risk	(6,113,941)	—	—	(6,113,941)
Swap Contracts – Credit Risk	—	(8,679)	—	(8,679)
Swap Contracts – Equity Risk	—	(2,237,884)	—	(2,237,884)
Total Other Financial Instruments	(8,576,950)	(2,246,563)	—	(10,823,513)
Total Liabilities	$(33,594,862)	$(2,246,563)	$—	$(35,841,425)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

Notes to Financial Statements (unaudited)
June 30, 2010

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,832,026	$114,648,530	$1,392	$124,481,948
Private Investment Funds	—	—	27,452,030	27,452,030
Preferred Stocks	—	840,795	—	840,795
Rights	—	44,989	—	44,989
Warrants	—	2,652	—	2,652
Short-Term Investments	16,212,685	—	—	16,212,685
Total Investments in Securities	26,044,711	115,536,966	27,453,422	169,035,099
Financial Futures Contracts – Foreign Currency Risk	241,578	—	—	241,578
Financial Futures Contracts – Equity Risk	262,614	—	—	262,614
Swap Contracts – Equity Risk	—	598,333	—	598,333
Total Other Financial Instruments	504,192	598,333	—	1,102,525
Total Assets	$26,548,903	$116,135,299	$27,453,422	$170,137,624

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(315,207)	$—	$—	$(315,207)
Financial Futures Contracts – Equity Risk	(896,696)	—	—	(896,696)
Swap Contracts – Equity Risk	—	(1,475,710)	—	(1,475,710)
Total Other Financial Instruments	(1,211,903)	(1,475,710)	—	(2,687,613)
Total Liabilities	$(1,211,903)	$(1,475,710)	$—	$(2,687,613)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$78,632,560	$334	$—	$78,632,894
Private Investment Funds	—	—	15,369,458	15,369,458
Short-Term Investments	11,885,395	—	—	11,885,395
Total Investments in Securities	90,517,955	334	15,369,458	105,887,747
Financial Futures Contracts – Equity Risk	2,462,415	—	—	2,462,415
Total Other Financial Instruments	2,462,415	—	—	2,462,415
Total Assets	$92,980,370	$334	$15,369,458	$108,350,162

Liabilities
Financial Futures Contracts – Equity Risk	$(2,915,732)	$—	$—	$(2,915,732)
Total Other Financial Instruments	(2,915,732)	—	—	(2,915,732)
Total Liabilities	$(2,915,732)	$—	$—	$(2,915,732)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$229,291,292	$—	$—	$229,291,292
Total Investments in Securities	229,291,292	—	—	229,291,292
Total Assets	$229,291,292	$—	$—	$229,291,292

The funds adopted FASB Accounting Standards Update No 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective January 1, 2010. The Update requires the funds to disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. See Note 2 for discussion of valuation techniques and inputs. The funds had no significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2010.

Notes to Financial Statements (unaudited)
June 30, 2010

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/10 for the period ended 6/30/10
Common Stocks*	$—	$—	$(917)	$32,682	$—	$31,765	$(917)
Private Investment Funds	371,698,210	(3,057,976)	(2,471,173)	55,424,647	—	$421,593,708	(5,529,149)
Total	$371,698,210	$(3,057,976)	$(2,472,090)	$55,457,329	$—	$421,625,473	$(5,530,066)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

International Equity Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/10 for the period ended 6/30/10
Common Stocks*	$—	$—	$(40)	$1,432	$—	$1,392	$(40)
Private Investment Funds	31,099,444	(293,146)	(1,660,731)	(1,693,537)	—	27,452,030	(1,953,877)
Total	$31,099,444	$(293,146)	$(1,660,771)	$(1,692,105)	$—	$27,453,422	$(1,953,917)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

US Equity Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/10 for the period ended 6/30/10
Private Investment Funds	$23,064,059	$2,523,096	$(3,217,697)	$(7,000,000)	$—	$15,369,458	$(694,601)

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The funds accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended

Notes to Financial Statements (unaudited)
June 30, 2010

(the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The funds evaluate tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the funds’ financial statements.

Expenses

Expenses directly attributable to a fund are charged to that fund’s operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of each fund to declare dividends according to the following schedule:

Fund	Dividends from Net Investment Income	Capital Gains Distributions
Multi-Asset	Quarterly	Annually
International Equity	Semi-annually	Annually
US Equity	Quarterly	Annually
Short-Term	Monthly	Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date.
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Notes to Financial Statements (unaudited)
June 30, 2010

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds employ derivative strategies, such as futures, options on futures, buying options, and swaps (including total return and credit default swaps). Derivatives are used for “hedging” when TAS or a money manager seeks to protect a fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

During the six-month period ended June 30, 2010, US Equity Fund accessed both long and short exposure to US markets via futures contracts on equity indices. During the same period, Multi-Asset Fund and International Equity Fund accessed both long and short exposure to world markets (ex-US for International Equity Fund) via futures contracts on equity indices and foreign currencies. Additionally, Multi-Asset Fund used interest rate-related futures contracts to reduce the duration of its portfolio.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of ``variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial future contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Swap Agreements

During the six-month period ended June 30, 2010, Multi-Asset Fund used total return swap contracts to increase its exposure to emerging markets and reduce its exposure to global energy stocks. During the same period, International Equity Fund used

Notes to Financial Statements (unaudited)
June 30, 2010

total return swap contracts to increase its exposure to markets outside the US, including, notably, emerging markets. Rather than incurring the costs associated with reallocating fund assets to or away from money managers or purchasing additional equity securities, the use of total return swap contracts allowed the funds to strategically position the funds’ exposures relative to their respective benchmarks, while maintaining cash liquidity buffers. In addition, Multi-Asset Fund purchased protection via credit default swap contracts to reduce the fund’s overall credit exposure.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit default swaps.  As a “buyer” of protection under a credit default swap agreement, the fund is obligated to pay the “seller” of protection a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

During the six-month period ended June 30, 2010, Multi-Asset Fund used options contracts to increase its exposure to equity markets via the purchase of call options on the S&P 500. The fund also held a put option on the Euro with the objective of protecting the value of its Euro-denominated portfolio holdings against a decline in the purchasing power of the Euro relative to a basket of other currencies.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund purchases may be traded on a national securities exchange or in the over-the-counter (OTC) market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund

Notes to Financial Statements (unaudited)
June 30, 2010

may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

Forward Currency Contracts

During the six-month period ended June 30, 2010, Multi-Asset Fund and International Equity Fund entered into forward currency contracts to manage the foreign currency exchange risk to which they are subject in the normal course of pursuing their international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

Multi-Asset Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” Multi-Asset Fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

Multi-Asset Fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

Multi-Asset Fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund

Notes to Financial Statements (unaudited)
June 30, 2010

generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved investment advisory agreements with TIFF Advisory Services, Inc. (“TAS”). Each fund pays TAS a monthly fee calculated by applying the annual rates set forth below to such fund’s average daily net assets for the month:

Assets	Multi-Asset Fund	International Equity Fund	US Equity Fund	Short-Term Fund
On the first $500 million	0.20%	0.15%	0.15%	0.03%
On the next $500 million	0.18%	0.13%	0.13%	0.03%
On the next $500 million	0.15%	0.11%	0.11%	0.02%
On the next $500 million	0.13%	0.09%	0.09%	0.02%
On the next $500 million	0.11%	0.07%	0.07%	0.01%
On the remainder (> $2.5 billion)	0.09%	0.05%	0.05%	0.01%

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager's portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the funds and their fees as a percent of assets managed during the six months ended June 30, 2010 were as follows:

	Minimum	Maximum	Effective Fee Rate
Multi-Asset Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.09%
Brookfield Investment Management Inc. (a)(b)	0.50%	2.50%	1.82%
Marathon Asset Management, LLP (a)	0.15%	(c)	2.16%
Mission Value Partners, LLC (a)(d)	0.25%	2.00%	1.00%
Mondrian Investment Partners Limited	0.30%	0.43%	0.33%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.77%
Smith Breeden Associates, Inc. (a)	0.10%	0.85%	0.80%
Southeastern Asset Management, Inc.	1.00%	1.00%	1.00%
Wellington Management Company, LLP-High Yield	0.35%	0.45%	0.43%
Wellington Management Company, LLP-Natural Resources	0.35%	0.45%	0.40%
Westport Asset Management, Inc. (a)	0.15%	2.00%	0.13%
International Equity Fund
Marathon Asset Management, LLP (a)	0.15%	1.60%	0.31%
Mission Value Partners, LLC (a)(d)	0.25%	2.00%	1.00%
Mondrian Investment Partners Limited	0.33%	0.55%	0.51%
US Equity Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.10%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.97%
Westport Asset Management, Inc. (a)	0.15%	2.00%	0.15%
(a)	Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range, because performance fees are based on either assets or performance from a period prior to when they are accrued.
(b)	Brookfield Investment Management, Inc. (“BIM”) has entered into a sub-advisory agreement with AMP Capital Brookfield (US), LLC (“ACB US”) for the provision of certain services related to Multi-Asset Fund. BIM pays ACB US two-thirds of all fees BIM receives from Multi-Asset Fund.
(c)	With respect to fund assets managed prior to October 31, 2008, Marathon's fee is based on performance. Its fee formula with respect to such assets entails a floor of 15 basis points, a cap of 160 basis points, with the midpoint or “fulcrum fee” being 88 basis points. With respect to assets allocated to Marathon on or after October 31, 2008, which represented approximately one-third of the fund assets allocated to Marathon as of the end of the period, Marathon's compensation entails an asset-based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds that of the MSCI ACW Index, measured over a rolling sixty-month period, multiplied by the average daily net asset value of such assets over the same sixty-month period.
(d)	Money manager portfolio inception was June 1, 2010.

Notes to Financial Statements (unaudited)
June 30, 2010

With respect to the funds’ investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, the funds bear their ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds’ share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services to TIP, which include the monitoring of TIP's compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. Each fund pays a pro rata portion of such costs based on its share of TIP's net assets.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of TIP and/or on transactions entered into by TIP during the period, and out-of-pocket expenses. Fees for such services paid to State Street by TIP are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, each fund pays a monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month: 0.02% for Multi-Asset, International Equity, and US Equity Funds, respectively, and 0.01% for Short-Term Fund. Fees for such services paid to TAS by TIP are reflected as administrative fees on the Statement of Operations.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2010 were as follows:

Non-US Government Securities
Fund	Purchases	Sales
Multi-Asset	$716,641,460	$528,373,478
International Equity	15,768,556	26,418,699
US Equity	19,791,438	29,005,033

US Government Securities
Fund	Purchases	Sales
Multi-Asset	$77,162,610	$28,081,822

6.  Federal Tax Information

For federal income tax purposes, the cost of securities owned at June 30, 2010, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of securities, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned at June 30, 2010, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
Multi-Asset	$297,722,080	$(304,511,373)	$(6,789,293)	$3,354,678,923
International Equity	24,175,867	(43,398,293)	(19,222,426)	188,257,525
US Equity	18,977,302	(15,930,337)	3,046,965	102,840,782
Short-Term	29,318	(7,488)	21,830	229,269,462

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Notes to Financial Statements (unaudited)
June 30, 2010

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

7.  Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2010 were as follows:

Description	Face Value
Multi-Asset Fund
JP Morgan Chase & Co., 0.29%, dated 06/10/10, to be repurchased on 07/08/10 at $101,412,619	$101,389,750

For the six months ended June 30, 2010, the average balance outstanding was $99,485,184 and the average interest rate was 0.23%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8.  Capital Share Transactions

The funds may charge entry or exit (redemption) fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; International Equity Fund assesses entry and exit fees of 0.75%; and US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund’s shares to the members actually making such transactions, rather than the funds' other members. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

Notes to Financial Statements (unaudited)
June 30, 2010

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

10.  Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

11.  Fundamental Members

The schedule below shows the number of members each owning 25% or more of a fund and the total percentage of the fund held by such members as of June 30, 2010.

Fund	Number		% of Fund Held
International Equity	1	(a)	52
(a)	A Director of the Fund serves as an officer of this member.

From time to time, a fund may have members that hold significant portions of the respective fund’s outstanding shares. Investment activities of such members could have a material impact on those funds.

12.  Indemnifications

In the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Additional Information (unaudited)
June 30, 2010

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Approval of the New Money Manager Agreements (unaudited)
June 30, 2010

During an in-person meeting held on May 25, 2010, the board of directors of TIP, all of whom are not “interested persons” of TIP (the “board” or the “directors”), as that term is defined in the 1940 Act, evaluated and approved new Money Manager Agreements for Multi-Asset Fund and International Equity Fund with new money manager Mission Value Partners, LLC (“Mission Value Partners”), effective June 1, 2010. The Money Manager Agreements are referred to herein as the “advisory agreements.”

Mission Value Partners

TAS recommended to the board that Mission Value Partners be added as a money manager of Multi-Asset Fund and International Equity Fund to manage focused Japanese equity portfolios pursuant to separate advisory agreements. In considering the advisory agreements with Mission Value Partners for Multi-Asset Fund and International Equity Fund, the board requested and considered a wide range of information from TAS and Mission Value Partners in advance of the meeting. The board considered information regarding Mission Value Partners’ personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The board also considered the performance of other investment companies and accounts that had been managed by Mission Value Partners’ investment professionals. Information about Mission Value Partners’ proposed brokerage practices was also provided, including proposed allocation methodologies, best execution, expected commission rates, and soft dollar programs. It was noted that Mission Value Partners had no soft dollar arrangements in place at the time of the board meeting but intended to use soft dollars to obtain certain research in the future. In addition, the board considered information with respect to compliance and administration at Mission Value Partners, including its code of ethics and the background of the individual serving as Mission Value Partners’ chief compliance officer and chief operating officer. It was noted that Mission Value Partners was a newly formed organization and, while each of its principals was experienced in the investment industry, the firm had no prior operating history. In addition, due to the small size of Mission Value Partners’ staff, information about, and the reputations of, the service providers selected by Mission Value Partners were also considered. The board also considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and the factors the board should consider in its evaluation of advisory agreements; Mission Value Partners’ responses to a questionnaire prepared by the directors’ independent counsel requesting information necessary for the directors’ evaluation of the advisory agreements; and responses to additional questions posed by the board regarding expected investment opportunities and strategies, Mission Value Partners’ investment professionals, and the proposed fee schedules with Mission Value Partners.

The board considered a number of additional factors in evaluating the advisory agreements with Mission Value Partners on behalf of Multi-Asset Fund and International Equity Fund. The board considered information describing the addition of Mission Value Partners to Multi-Asset Fund and International Equity Fund; the advisory services Mission Value Partners was expected to provide to Multi-Asset Fund and International Equity Fund; the potential benefits of including Mission Value Partners as a money manager to Multi-Asset Fund and International Equity Fund; and other information deemed relevant. The potential benefits of adding Mission Value Partners as a money manager of Multi-Asset Fund and International Equity Fund were identified as: (i) investment philosophy and disciplined security selection process; (ii) active management style; (iii) staff expertise in Japanese equity investing; (iv) alignment of interests; and (v) performance records achieved by other funds or accounts managed by Mission Value Partners’ investment professionals and their reputations in the industry. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the advisory agreements with Mission Value Partners. The board did not specifically consider the profitability of Mission Value Partners expected to result from its relationship with Multi-Asset Fund and International Equity Fund because Mission Value Partners is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to Mission Value Partners were negotiated on an arm’s-length basis in a competitive marketplace.

The board based its evaluation on the material factors presented to it at the meeting and discussed above, including: (i) the terms of the agreements; (ii) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by Mission Value Partners in connection with providing services to Multi-Asset Fund and International Equity Fund; (iii) the nature, quality, and extent of the services expected to be performed by Mission Value Partners; (iv) the overall organization and experience of Mission Value Partners’ principals; and (v) the nature and expected effects of adding Mission Value Partners as a money manager of Multi-Asset Fund and International Equity Fund. The board noted in particular the experience of Mission Value Partners’ investment personnel and their contributions to investment firms with which they were previously affiliated. While Mission Value Partners did not have a performance history as an investment adviser, the board concluded that the individual investment professionals’ experience and performance were satisfactory. Additionally, the board noted that the proposed fee schedules provided for a performance-adjusted compensation

Approval of the New Money Manager Agreements (unaudited)
June 30, 2010

arrangement in keeping with Multi-Asset and International Equity Funds’ performance goals, and that the asset-based portion of the fee schedules included breakpoints that could enable Multi-Asset Fund and International Equity Fund to benefit from economies of scale.

In arriving at its decision to approve the advisory agreements with Mission Value Partners, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations.

After carefully considering the information summarized above and all factors deemed to be relevant, the directors unanimously voted to approve the advisory agreements with Mission Value Partners for Multi-Asset Fund and International Equity Fund. Prior to a vote being taken, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of the investment advisory contracts. The directors concluded that the advisory agreements with Mission Value Partners were reasonable, fair, and in the best interests of each of Multi-Asset Fund and International Equity Fund and their respective members, and that the fees provided in such agreements were fair and reasonable. In the board’s view, approving the advisory agreements with Mission Value Partners was desirable and in the best interests of Multi-Asset Fund and International Equity Fund and their members.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2010

During an in-person meeting held on June 15-16, 2010, the board evaluated the renewal of the advisory agreements between each of the TIP funds and TAS (as the advisor), as well as the money manager agreements between each of TIFF Multi-Asset Fund, TIFF International Equity Fund, and TIFF US Equity Fund and the money managers (as sub-advisors), and the sub-advisory agreement between Brookfield Investment Management Inc. (one of Multi-Asset Fund’s money managers) and its affiliate, AMP Capital Brookfield (US) LLC. The advisory agreements, the money manager agreements, and the sub-advisory agreement are collectively referred to herein as “advisory agreements.”

The board requested and received information from TAS and the money managers in advance of the meeting, which the directors reviewed separately in executive sessions with their independent counsel. The materials provided included information regarding personnel and services, investment strategies, certain portfolio holdings, portfolio management, fees and expenses, performance, and TAS’s profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and commission recapture or soft dollar programs. Extensive information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer background, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the board considered the following: (1) a memorandum from the directors’ independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and the factors the board should consider in its evaluation of the advisory agreements; (2) responses by TAS and each money manager to questionnaires prepared by the directors’ independent counsel requesting information necessary for the directors’ evaluation of the advisory agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each fund to the performance of its applicable benchmark(s) and peer groups, and comparing each fund’s advisory fees and expenses to those of its peer groups; (4) a profile for TAS and each money manager detailing the individual portfolio managers, the fee schedules, and fees paid to TAS and each money manager; (5) information provided by TAS and each money manager comparing the fees charged to TIP with those charged to other comparable clients, if any, of each firm; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2009; and (7) audited financial statements of TAS.

Nature, Extent, and Quality of Services

The board considered a number of factors in evaluating TAS and the money managers. It noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers as well as the funds’ performance, expense and compliance information. It also noted that it receives information between regular meetings as the need arises. The board’s evaluation of the services provided by TAS and the money managers took into account the board’s knowledge and familiarity gained as board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating fund assets across managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The board noted the anticipated transition of TAS’s Chief Investment Officer and was satisfied with the process and planning implemented by TAS prior to the expected transition date. The board also considered each money manager’s skills and experience in managing the underlying portfolios given the particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the board considered the profitability of TAS as a result of its relationship with TIP and the likelihood that TAS would remain financially viable moving forward. The board noted as well that TAS provides certain administrative services to TIP pursuant to a Services Agreement that was entered into between TIP and TAS in July 2009 and that TAS bears the cost of TIP’s distribution arrangements. The board did not specifically consider the profitability of each money manager resulting from its relationship with TIP because none of the money managers was affiliated with TAS or any TIP fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2010

Results of Review of Advisory Agreements

After hearing responses from TAS to questions from the board and further discussion, the board voted on June 16, 2010 to re-approve the advisory agreements. The board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager to the overall performance of the relevant fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers. Prior to a vote being taken to re-approve the advisory agreements, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The directors concluded that the advisory agreements were reasonable, fair, and in the best interests of the funds and their members, and that the fees provided in such agreements were fair and reasonable. In reaching its conclusion to re-approve the advisory agreements, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the board’s decisions. In each case, the board concluded that the funds’ performance was acceptable and that the funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz, LP S&P 500 Index
Brookfield Investment Management Inc., and its affiliate AMP Capital Brookfield (US) LLC< MSCI US REIT Index
Marathon Asset Management, LLP MSCI All Country World Index
Mondrian Investment Partners Limited MSCI All Country World Index
Shapiro Capital Management LLC Russell 2000 Index
Smith Breeden Associates, Inc. Barclays Capital US Government Inflation-Linked Bond Index *
Southeastern Asset Management, Inc. MSCI All Country World Index
Wellington Management Company, LLP Resource-Related Sectors of the MSCI World Index Barclays Capital High Yield 2% Issuer Capped Bond Index
Westport Asset Management, Inc. Russell 2000 Index

* Note: Prior to July 1, 2009, the benchmark for Smith Breeden’s portfolio was a blend of 33% Citigroup 10-year US Treasury Index and 67% 10-year US Treasury Inflation Protection Security.

The board reviewed Multi-Asset Fund’s performance against its benchmarks (the Multi-Asset Fund (“MAF”) Constructed Index, based on the normal allocation to each asset class, and the Consumer Price Index (“CPI”) + 5% per annum), and two performance peer groups. The first peer group consisted of the fund and six global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”), and the second peer group consisted of all retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”). The board considered TAS’s implementation of the fund’s investment strategy across multiple asset classes and money managers. The fund’s returns (i) exceeded the MAF Constructed

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2010

Index for the one-, three-, five-, ten-year and since-inception periods ended March 31, 2010; (ii) exceeded the CPI + 5% benchmark for the one-year and since-inception periods, but lagged the CPI + 5% benchmark for the three-, five- and ten-year periods ended March 31, 2010; (iii) lagged the average of the Lipper MAF peer group for all of the periods provided by Lipper (one-, three-, five- and ten-year periods ended March 31, 2010); (iv) exceeded the median of the Lipper MAF peer group for the one- and ten-year periods, but lagged the median of the Lipper MAF peer group for the three- and five-year periods ended March 31, 2010; and (v) exceeded the average of the Lipper MAF peer universe for all of the periods provided by Lipper (one-, two-, three-, four-, five- and ten-year periods ended March 31, 2010).

The board also reviewed the fees and expenses of Multi-Asset Fund against two expense peer groups provided by Lipper. The first expense peer group consisted of the fund and six global flexible portfolio institutional funds as classified by Lipper (the “MAF expense group”), and the second expense peer group consisted of the fund, the MAF expense group, and all other institutional global flexible portfolio funds, excluding outliers, as classified by Lipper (the “MAF expense universe”). The board noted that the actual advisory fee of the fund was well below both the average and the median actual advisory fee of the MAF expense group and well below the average actual advisory fee of the MAF expense universe.

In reviewing the fund’s total expenses, the board was provided with information about the fund’s total expenses, excluding underlying fund expenses and including underlying fund expenses. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by a TIP fund as a result of the fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund such as an exchange-traded fund, open-end mutual fund, or a privately offered investment fund. For Multi-Asset Fund, the total expenses of the fund excluding the underlying fund expenses were well below the average and the median total expenses of the MAF expense group and well below the average total expenses of the MAF expense universe. Total expenses of the fund including the underlying fund expenses exceeded the average and the median total expenses of the MAF expense group and slightly exceeded the average total expenses of the MAF expense universe.

The board noted that TAS’s fee schedule and the fee schedules of two money managers included breakpoints that enable the fund to benefit from economies of scale as fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers’ interests with those of members. Two money managers’ fee schedules included both breakpoints and performance-based fees.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Marathon Asset Management, LLP MSCI All Country World ex US Index
Mondrian Investment Partners Limited MSCI All Country World ex US Index

The board reviewed International Equity Fund’s performance against its benchmark (MSCI All Country World ex US Index), and two performance peer groups. The first peer group consisted of the fund and 12 international multi-cap value funds as classified by Lipper (the “Lipper IEF peer group”), and the second peer group consisted of all retail and institutional international multi-cap value funds as classified by Lipper (the “Lipper IEF peer universe”). The board considered TAS’s implementation of the fund’s investment strategy across multiple money managers. As of March 31, 2010, the fund was ahead of its benchmark for the one-, three-, five-, ten-year and since-inception periods. The fund’s returns (i) exceeded the average and the median of the Lipper IEF peer group for all of the periods provided by Lipper (one-, three-, five-, and ten-year periods ended March 31, 2010); and (ii) exceeded the average of the Lipper IEF peer universe for all of the periods provided by Lipper (one-, two-, three-, four-, five-, and ten-year periods ended March 31, 2010).

The board also reviewed the fees and expenses of International Equity Fund against two expense peer groups provided by Lipper. The first expense peer group consisted of the fund and 12 international multi-cap value institutional funds as classified by Lipper (the “IEF expense group”), and the second expense peer group consisted of the fund, the IEF expense group, and all other institutional international multi-cap value funds, excluding outliers, as classified by Lipper (the “IEF expense universe”). The board noted that the actual advisory fee of the fund was above both the average and the median actual advisory fee of the IEF expense group and was above the average actual advisory fee of the IEF expense universe.

In reviewing the fund’s total expenses, the board was provided with information about the fund’s total expenses, excluding underlying fund expenses and including underlying fund expenses. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by a TIP fund as a result of the fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund such as an exchange-traded fund, open-end mutual fund, or a privately offered investment fund. For International Equity Fund, the total expenses of the fund excluding the underlying fund expenses were below the average and the median total expenses of the IEF expense group and below the average total expenses of the IEF

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2010

expense universe. Total expenses of the fund including the underlying fund expenses exceeded the average and the median total expenses of the IEF expense group and exceeded the average total expenses of the IEF expense universe.

The board noted that TAS’s fee schedule and the fee schedule of one money manager included breakpoints that enable the fund to benefit from economies of scale as fund assets grow. The other money manager received performance-based fees, which the board felt appropriately aligned the money manager’s interests with those of members.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz, LP S&P 500 Index
Shapiro Capital Management LLC Russell 2000 Index
Westport Asset Management, Inc. Russell 2000 Index

The board reviewed US Equity Fund’s performance against its benchmark (Wilshire 5000 Total Market Index), and two performance peer groups. The first peer group consisted of the fund and eight multi-cap core funds as classified by Lipper (the “Lipper USEF peer group”), and the second peer group consisted of all retail and institutional multi-cap core funds as classified by Lipper (the “Lipper USEF peer universe”). The board considered TAS’s implementation of the fund’s investment strategy across multiple money managers. As of March 31, 2010, the fund was ahead of its benchmark for the one-, three-, five-, ten-year and since-inception periods. The fund’s returns (i) exceeded the average of the Lipper USEF peer group for the one-, five,- and ten-year periods, but lagged slightly the average of the Lipper USEF peer group for the three-year period ended March 31, 2010; (ii) exceeded the median of the Lipper USEF peer group for the one-, three- and five-year periods, but lagged the median of the Lipper USEF peer group for the ten-year period ended March 31, 2010; and (iii) exceeded the average of the Lipper USEF peer universe for all of the periods provided by Lipper (one-, two-, three-, four-, five- and ten-year periods ended March 31, 2010).

The board also reviewed the fees and expenses of US Equity Fund against two expense peer groups provided by Lipper. The first expense peer group consisted of the fund and eight multi-cap core institutional funds as classified by Lipper (the “USEF expense group”), and the second expense peer group consisted of the fund, the USEF expense group, and all other institutional multi-cap core funds, excluding outliers, as classified by Lipper (the “USEF expense universe”). The board noted that the actual advisory fee of the fund was above both the average and the median actual advisory fee of the USEF expense group and was above the average actual advisory fee of the USEF expense universe.

In reviewing the fund’s total expenses, the board was provided with information about the fund’s total expenses, excluding underlying fund expenses and including underlying fund expenses. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by a TIP fund as a result of the fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund such as an exchange-traded fund, open-end mutual fund, or a privately offered investment fund. For US Equity Fund, the total expenses of the fund, both excluding and including the underlying fund expenses, were above the average and the median total expenses of the USEF expense group and were above the average total expenses of the USEF expense universe.

The board noted that TAS’s fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers’ interests with those of members. One money manager’s fee schedule included both breakpoints and performance-based fees.

TIFF Short-Term Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed Short-Term Fund’s performance against its benchmarks (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two performance peer groups. The first peer group consisted of the fund and seven ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”), and the second peer group consisted of all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”). The board considered TAS’s internal management of the fund since 2004. As of March 31, 2010, the fund underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, ten-year and since-inception periods, and slightly outperformed the same Index less 50 basis points per annum for the same periods. These results were consistent with the board’s expectations of the fund’s performance relative to each benchmark. The fund’s returns (i) lagged the average and the median of the Lipper STF peer group for the one- and ten-year periods, and exceeded the average and the

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2010

median of the Lipper STF peer group for the three- and five-year periods ended March 31, 2010; and (ii) lagged the average of the Lipper STF peer universe for the one- and two-year periods, but exceeded the average of the Lipper STF peer universe for the three-, four-, five- and ten-year periods ended March 31, 2010. The board noted that Short-Term Fund invests substantially all of its assets in US Treasury obligations and generally maintains a duration of approximately six months. In contrast, the Lipper STF peer group and peer universe used for performance comparison purposes, while a close match to the fund in other aspects, include funds that invest primarily in investment-grade debt issues and maintain portfolio dollar-weighted average maturities between 91 and 365 days.

The board also reviewed the fees and expenses of Short-Term Fund against two expense peer groups provided by Lipper. The first expense peer group consisted of the fund and seven ultra-short institutional funds as classified by Lipper (the “STF expense group”), and the second expense peer group consisted of the fund, the STF expense group, and all other institutional ultra-short obligation funds, excluding outliers, as classified by Lipper (the “STF expense universe”). The board noted that the actual advisory fee of the fund was well below the average and the median actual advisory fee of the STF expense group and well below the average actual advisory fee of the STF expense universe. Total expenses of the fund were well below the average and the median total expenses of the STF expense group and well below the average total expenses of the STF expense universe. The board noted that TAS’s fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow.

Directors and Principal Officers (unaudited)

The board of directors of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among responsibilities of the board of directors are approving the selection of the investment advisor and money managers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director serves the fund until his or her termination, or until the director’s retirement, resignation, or death, or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

Sheryl L. Johns
Born 1956 Director since April 1996 4 funds overseen	Principal Occupation(s) During the Past Five Years: Executive Vice President, Houston Endowment Inc., a private foundation. Other Directorships: TIFF Education Foundation.
William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 4 funds overseen	Principal Occupation(s) During the Past Five Years: Chair of the Board of Trustees of The Janus Funds (2008 – present). Formerly Executive Vice President and Chief Operating Officer, Rockefeller Brothers Fund, a private foundation (1998 – 2006).
Other Directorships: The Janus Funds, FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Director since January 2010 4 funds overseen	Principal Occupation(s) During the Past Five Years: President and CEO, Columbia Investment Management Company, which manages Columbia University's endowment. Other Directorships: The Chapin School.

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program, Inc. Directorships: TIFF Advisory Services, Inc.
Tina M. Leiter
Born 1966 Secretary since June 2003	Principal Occupation(s) During the Past Five Years: Deputy Compliance Officer (2008 – present), Secretary (2004 – present), Chief Compliance Officer (2004 – 2008), TIFF Advisory Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc. (2006 – present). Partner, Crane, Tonelli, Rosenberg & Co., LLP, public accounting firm (1998 – 2006).

Directors and Principal Officers (unaudited)

Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc. (2006 – present).
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc. (2005 – present). Executive Vice President/General Counsel, Delaware Investments (2003 – 2005).
David A. Salem
Born 1956 Vice President and CIO since December 2002 (President prior thereto)	Principal Occupation(s) During the Past Five Years: President/Chief Investment Officer, TIFF Advisory Services, Inc. (CEO 1993 – 2004). Directorships: TIFF Advisory Services, Inc., TIFF Education Foundation.
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008 – present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005 – 2008). Associate, Ballard Spahr Andrews & Ingersoll, LLP (1997 – 2005).

TIFF Investment Program

ADVISOR
TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone    610-684-8000
fax        610-684-8080

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
Aronson + Johnson + Ortiz LP
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Joho Capital, LLC (AF)
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Maverick Capital, Ltd. (AF)
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
Regiment Capital Management, LLC (AF)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (AF)
Smith Breeden Associates, Inc.
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.
Theleme Partners LLP (AF)
Wellington Management Company, LLP
Westport Asset Management, Inc.

TIFF International Equity Fund
Convexity Capital Management LP (AF)
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
TIFF Advisory Services, Inc.

TIFF US Equity Fund
Adage Capital Management, LP (AF)
Aronson+Johnson+Ortiz LP
Shapiro Capital Management LLC
TIFF Advisory Services, Inc.
Westport Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the“Evaluation Dat”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics is not applicable to this filing.
(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to this filing.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.
By (Signature and Title)	/s/ Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/30/2010

By (Signature and Title)	/s/ Dawn I. Lezon Dawn I. Lezon Treasurer and Chief Financial Officer
Date	8/30/2010